As filed with the Securities and Exchange Commission on June 13, 2008
                                     Investment Company Act File number 811-8312



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                Daily Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2008

Item 1: Report to Stockholders

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DAILY                                                          600 FIFTH AVENUE
INCOME                                                       NEW YORK, NY 10020
FUND                                                             (212) 830-5200
===============================================================================
















                                 Annual
                                 Report
                             March 31, 2008














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                       [THIS PAGE INTENTIONALLY LEFT BLANK.]























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                               DAILY INCOME FUND
                               TABLE OF CONTENTS
===============================================================================

Shareholder Letter                                  4                  Municipal Portfolio
Money Market Portfolio                                                 Expense Chart                                     48
                                                                       Schedule of Investments                           50
     Expense Chart                                  5                  Statement of Assets and Liabilities               61
     Schedule of Investments                        7                  Statement of Operations                           62
     Statement of Assets and Liabilities            2                  Statements of Changes in Net Assets               63
     Statement of Operations                        4                  Financial Highlights                              64
     Statements of Changes in Net Assets           25
     Financial Highlights                          26                  Notes to Financial Statements                     68

U.S Treasury Portfolio                                                 Report of Independent Registered Public
                                                                       Accounting Firm                                   77
     Expense Chart                                 30
     Schedule of Investments                       32                  Additional Information                            78
     Statement of Assets and Liabilities           34
     Statement of Operations                       35                  Board Approval of Investment Management Contract  79
     Statements of Changes in Net Assets           36
     Financial Highlights                          37                  Proxy Results                                     82

U.S. Government Portfolio                                              Trustees and Officers Tables                      86

     Expense Chart                                 40
     Schedule of Investments                       41
     Statement of Assets and Liabilities           43
     Statement of Operations                       44
     Statements of Changes in Net Assets           45
     Financial Highlights                          46



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DAILY INCOME FUND
SHAREHOLDER LETTER
===============================================================================


Dear Shareholder:

We are pleased to present the annual report of Daily Income Fund (the "Fund") for the year ended March 31, 2008. As of March 31, 2008:

The Money Market Portfolio had net assets of $6,968,153,278.

The U.S. Treasury Portfolio had net assets of $1,412,681,309.

The U.S. Government Portfolio had net assets of $821,993,885.

The Municipal Portfolio had net assets of $489,970,529.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,



/s/ Michael P. Lydon




Michael P. Lydon
President

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2008
(UNAUDITED)
===============================================================================


As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------------------------
        Institutional Shares &        Beginning Account  Ending Account Value     Expenses Paid            Annualized
           Pinnacle Shares              Value 10/01/07         03/31/08         During the period       Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,022.30                $1.01                 0.20%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,024.00                $1.01                 0.20%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
     Institutional Service Shares     Beginning Account  Ending Account Value      Expenses Paid          Annualized
                                        Value 10/01/07         03/31/08         During the Period       Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,021.00                $2.27                 0.45%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,022.75                $2.28                 0.45%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
           Investor Shares            Beginning Account  Ending Account Value     Expenses Paid            Annualized
                                        Value 10/01/07         03/31/08         During the Period       Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,020.00                $3.29                 0.65%
---------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before           $1,000.00           $1,021.75                $3.29                 0.65%
 expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
       Short Term Income Shares       Beginning Account  Ending Account Value     Expenses Paid            Annualized
                                        Value 10/01/07         03/31/08         During the Period       Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,018.50                $4.74                 0.94%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,020.30                $4.75                 0.94%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
            Retail Shares             Beginning Account  Ending Account Value     Expenses Paid             Annualized
                                        Value 10/01/07         03/31/08         During the Period       Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,018.20                $5.05                 1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,020.00                $5.05                 1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                      Beginning Account  Ending Account Value    Expenses Paid           Annualized
           Advantage Shares            Value 10/01/07         03/31/08         During the Period       Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,018.10                $5.15                 1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,019.90                $5.15                 1.02%
  expenses)

---------------------------------------------------------------------------------------------------------------------------

                                      Beginning Account    Ending Account Value   Expenses Paid             Annualized
            Xpress Shares               Value 10/01/07         03/31/08         During the Period       Expense Ratio *
---------------------------------------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,017.00                $6.30                 1.25%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before          $1,000.00           $1,018.75                $6.31                 1.25%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2007 through March 31, 2008), multiplied by 183/366 (to reflect the most recent fiscal half-year).

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
===============================================================================


      Face                                                                        Maturity           Current            Value
     Amount                                                                         Date            Coupon (1)         (Note 1)
------------                                                                       ------           ----------         --------
Commercial Paper (0.68%)
-----------------------------------------------------------------------------------------------------------------------------------
$   17,237,000  Tennessee School Board Authority - Series B                       04/10/08            2.95%     $  17,237,000
    30,000,000  Vermont EDA Economic Development Capitalization Program-Series A
                LOC Calyon                                                        06/10/08            2.88         30,000,000
--------------                                                                                                  -------------
    47,237,000  Total Commercial Paper                                                                             47,237,000
--------------                                                                                                  -------------
Domestic Certificates of Deposit (6.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$  200,000,000  American Express Centurian Bank                                   04/09/08            2.91%     $ 200,000,000
   100,000,000  HSBC Bank USA                                                     05/12/08            4.25        100,000,000
    50,000,000  Wilmington Trust Company                                          05/12/08            5.05         50,000,000
    50,000,000  Wilmington Trust Company                                          05/20/08            2.93         50,000,000
    50,000,000  Wilmington Trust Company                                          07/10/08            4.24         50,000,000
--------------                                                                                                  -------------
   450,000,000  Total Domestic Certificates of Deposit                                                            450,000,000
--------------                                                                                                  -------------
Eurodollar Certificates of Deposit (12.20%)
-----------------------------------------------------------------------------------------------------------------------------------
$   75,000,000  Banco Santander Central Hispano, SA                               04/07/08            5.16%     $  75,000,122
   100,000,000  Bank of Scotland                                                  06/10/08            4.90        100,000,000
   200,000,000  Credit Agricole S.A.                                              04/11/08            4.32        200,001,099
   100,000,000  Credit Industriel et Commercial                                   05/06/08            3.14        100,000,000
    75,000,000  Credit Industriel et Commercial                                   05/07/08            3.20         75,000,000
   100,000,000  Ulster Bank Limited                                               04/08/08            4.63        100,000,096
   100,000,000  Ulster Bank Limited                                               05/06/08            3.07        100,000,482
   100,000,000  Unicredito Italiano SPA                                           05/06/08            3.14        100,000,000
--------------                                                                                                  -------------
   850,000,000  Total Eurodollar Certificates of Deposit                                                          850,001,799
--------------                                                                                                  -------------
Floating Rate Securities (2.87%)
-----------------------------------------------------------------------------------------------------------------------------------
$   35,000,000  BNP Paribas ((2))                                                 08/07/08            3.13%     $  34,971,380
    50,000,000  Goldman Sachs & Co. ((3))                                         04/16/08            2.85         50,000,000
    50,000,000  Harris Bank Floater ((4))                                         08/18/08            3.07         50,000,000
    25,000,000  JPMorgan Chase & Co. Extendable Floating Rate Note ((5))          12/11/08            2.98         25,000,000
    40,000,000  Merrill Lynch & Co. Extendible Floater ((6))                      12/17/08            2.91         40,000,000
--------------                                                                                                  -------------
   200,000,000  Total Floating Rate Securities                                                                    199,971,380
--------------                                                                                                  -------------
Foreign Commercial Paper (4.82%)
-----------------------------------------------------------------------------------------------------------------------------------
$   50,000,000  Anglo Irish Bank Corporation PLC                                  04/11/08            4.43%     $  49,939,167
    60,000,000  Anglo Irish Bank Corporation PLC                                  05/05/08            3.07         59,826,033
   150,000,000  Anglo Irish Bank Corporation PLC                                  05/12/08            3.13        149,470,416
    77,880,000  Societe Generale North America                                    07/11/08            3.95         77,034,418
--------------                                                                                                   ------------
   337,880,000  Total Foreign Commercial Paper                                                                    336,270,034
--------------                                                                                                   ------------
Letter of Credit Commercial Paper (2.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$   52,000,000  Dean Health Systems, Inc.
                LOC Marshall & Ilsley Bank                                        04/03/08      3.06%     $  51,991,189


The accompanying notes are an integral part of these financial statements.

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================


      Face                                                                        Maturity           Current            Value
     Amount                                                                         Date            Coupon (1)         (Note 1)
------------                                                                       ------           ----------         --------
Letter of Credit Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  ICICI Bank Ltd.
                LOC Fortis Bank                                                   08/04/08             3.09%       $  98,940,972
--------------                                                                                                     -------------
   152,000,000  Total Letter of Credit Commercial Paper                                                              150,932,161
--------------                                                                                                     -------------
Loan Participations (2.53%)
-----------------------------------------------------------------------------------------------------------------------------------
$   34,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent    04/01/08             3.05%       $  34,000,000
    55,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent    04/29/08             3.13           55,000,000
    87,000,000  AXA Equitable Life Insurance Company with JPMorgan Chase as
                agent (7)                                                         06/23/08             2.68           87,000,000
--------------                                                                                                     -------------
   176,000,000  Total Loan Participation                                                                             176,000,000
--------------                                                                                                     -------------
Bank Notes (2.22%)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,015,000  Michigan Public Educational Facilities Authority - Series C
                LOC Bank of New York                                              08/22/08             5.30%       $   5,015,000
   150,000,000  Regions Bank                                                      05/09/08             4.36          150,000,780
--------------                                                                                                     -------------
   155,015,000  Total Bank Notes                                                                                     155,015,780
--------------                                                                                                     -------------
Repurchase Agreement (2.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$  150,000,000  Annaly Mortgage Management, purchased on 03/31/08, repurchase proceeds at maturity $150,011,042 (Collateralized by $216,798,527
                FMAC, 3.42% to 6.00%, due 06/15/32 to 08/15/36, value $57,690,210,
                FNMA,5.50% to 6.00%, due 07/25/29 to 03/25/37, value $99,809,790) 04/01/08             2.65%       $ 150,000,000
--------------                                                                                                     -------------
   150,000,000  Total Repurchase Agreement                                                                           150,000,000
--------------                                                                                                     -------------
Time Deposit (10.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$   15,000,000  Barclays Bank PLC                                                 04/01/08             2.00%      $  15,000,000
    80,000,000  Barclays Bank PLC                                                 04/01/08             2.75          80,000,000
   119,000,000  BNP Paribas                                                       04/01/08             2.75         119,000,000
   175,000,000  BNP Paribas                                                       04/01/08             3.00         175,000,000
    45,000,000  National Bank of Canada                                           04/01/08             2.85          45,000,000
   129,000,000  Royal Bank of Canada                                              04/01/08             2.50         129,000,000
   156,000,000  Royal Bank of Canada                                              04/01/08             2.82         156,000,000
--------------                                                                                                    -------------
   719,000,000  Total Time Deposit                                                                                  719,000,000
--------------                                                                                                    -------------
Variable Rate Demand Instruments ((8)) (14.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  1212 Jackson LLC - Series 2004
                LOC Fifth Third Bank                                              09/01/24             3.85%      $   2,000,000
     1,875,000  1800 Indian Wood Ltd. - Series 2005
                Loc Fifth Third Bank                                              04/01/26             3.85           1,875,000
     1,695,000  2150 Investment Company - Series 1997
                LOC Fifth Third Bank                                              02/01/17             3.85           1,695,000
     1,795,000  361 Summit Boulevard, LLC - Series 2003
                LOC First Commercial Bank                                         05/01/28             2.90           1,795,000
     4,240,000  A&M Associates Project - Series 2002
                LOC U.S. Bank, N.A.                                               12/01/34             3.51           4,240,000


The accompanying notes are an integral part of these financial statements.

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===============================================================================

      Face                                                                     Maturity        Current         Value
     Amount                                                                      Date         Coupon (1)      (Note 1)
------------                                                                    ------        ----------      --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,925,000  Alatrade Foods LLC - Series 2004
                LOC Amsouth Bank                                                12/01/14      2.93%     $   1,925,000
     2,000,000  Albany, NY Industrial Development Agency Civic Facilities RB
                (Albany Medical Center Project) - Series 2006B
                LOC Royal Bank of Scotland                                      05/01/35      3.18          2,000,000
     5,500,000  Allegheny County, PA IDA (Union Electric Steel Corporation)
                LOC PNC Bank, N.A                                               11/01/27      2.78          5,500,000
     2,800,000  Allied Services, Ltd. - Series 2006
                LOC Fifth Third Bank                                            03/01/21      3.85          2,800,000
     2,250,000  Alta Mira LLC - Series 2004
                LOC Marshall & Ilsley Bank                                      11/01/34      3.60          2,250,000
       800,000  Atlantic Tool & Die Company - Series 1996
                LOC Key Bank, N.A.                                              12/01/11      3.50            800,000
     1,670,000  Atlantic Tool & Die Company - Series 2002
                LOC Key Bank, N.A.                                              03/01/17      3.50          1,670,000
     1,788,000  Aztec Properties, LLC
                LOC U.S. Bank, N.A.                                             08/01/20      3.50          1,788,000
     1,665,000  Baird Properties, LLC
                LOC Columbus Bank & Trust Company                               12/01/26      3.00          1,665,000
     5,493,000  Baldwin County Sewer Service, LLC - Series 2005
                LOC Amsouth Bank                                                05/01/25      2.93          5,493,000
     1,160,000  Bank of Kentucky Building, LLC - Series 1999
                LOC U.S. Bank, N.A.                                             12/01/19      3.50          1,160,000
       100,000  Barnes & Thornburg LLP - Series 2003
                LOC Fifth Third Bank                                            07/01/08      3.85            100,000
     1,600,000  Barnes & Thornburg LLP - Series 2005
                LOC Fifth Third Bank                                            12/01/55      3.85          1,600,000
     7,259,000  BB Auto Land of Roswell, LLC - Series 2003A
                LOC Bank of North Georgia                                       05/01/23      3.00          7,259,000
     2,205,000  BBC, LLC - Series 2000
                LOC Columbus Bank & Trust Company                               11/01/20      2.78          2,205,000
     7,935,000  Beacon Orthopedics Facilities, LLC - Series 2004
                LOC Fifth Third Bank                                            02/01/24      3.50          7,935,000
     2,760,000  Bennett Realty LLC - Series 2003
                LOC Fifth Third Bank                                            04/01/23      3.85          2,760,000
       720,000  Berkeley Square Retirement Center - Series 1998A
                LOC Fifth Third Bank                                            02/01/13      3.50            720,000
       830,000  Big Brothers Big Sisters Association of Greater Columbus
                - Series 2000
                LOC Fifth Third Bank                                            12/01/20      3.91            830,000
     3,600,000  Bluegrass Wireless, LLC
                LOC Fifth Third Bank                                            02/01/12      3.85          3,600,000
     3,025,000  Bob Sumerel Tire Co., Inc.
                LOC Fifth Third Bank                                            04/01/19      3.85          3,025,000
     5,680,000  Bonita Community Health Center, Inc.
                LOC Fifth Third Bank                                            12/01/31      3.65          5,680,000
       780,000  Briarwood Investments, LLC - Series 2003
                LOC Federal Home Loan Bank of Cincinnati                        04/01/23      3.50            780,000


The accompanying notes are an integral part of these financial statements.

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DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================

      Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------

Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    9,875,000  Bridge Park Real Estate, LLC
                LOC Fifth Third Bank                                            12/01/27      3.85%     $   9,875,000
     2,600,000  Brookville Enterprises - Series 2004
                LOC Fifth Third Bank                                            10/01/25      3.85          2,600,000
     1,750,000  Burke County, GA Development Authority IDRB
                (Lichtenberg Holdings II, LLC Project) - Series 2002
                LOC JPMorgan Chase Bank, N.A.                                   01/01/13      2.77          1,750,000
       125,000  Burton I. Saltzman (Dave's Supermarket, Inc. Project)
                LOC U.S. Bank, N.A.                                             09/01/08      3.66            125,000
     1,210,000  Butler County Surgical Properties LLC - Series 2003
                LOC Fifth Third Bank                                            03/01/23      3.85          1,210,000
     2,895,000  Butler County Surgical Properties LLC - Series 2005
                LOC Fifth Third Bank                                            07/01/25      3.85          2,895,000
     2,925,000  Bybee Food LLC
                LOC Key Bank, N.A.                                              11/01/26      3.50          2,925,000
     4,880,000  Capital Markets Access Company, LLC.
                (Cape Coral Medical & Surgical Suites, LLC Project)
                LOC SunTrust Bank                                               08/01/20      2.80          4,880,000
       318,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997 D
                LOC JPMorgan Chase Bank, N.A.                                   07/02/18      3.00            318,000
     3,125,000  Carmichael Imaging, LLC - Series 2002
                LOC Regions Bank                                                11/01/10      2.80          3,125,000
     1,800,000  CEGW, Inc
                LOC PNC Bank, N.A.                                              03/31/09      3.45          1,800,000
       965,000  Central Michigan Inns, LLC (Pohlcat Inc) - Series 2000A
                LOC Wachovia Bank, N.A.                                         04/01/30      3.17            965,000
     7,900,000  CFM International Inc. - Series 1999A
                Guaranteed by General Electric Company                          01/01/10      2.95          7,900,000
     4,300,000  Charles K. Blandin Foundation - Series 2004 ((9))
                LOC Wells Fargo Bank, N.A.                                      05/01/19      3.10          4,300,000
       475,000  Chuo Mubea Suspension Component Company - Series 2004
                LOC Fifth Third Bank                                            01/01/11      3.85            475,000
    22,000,000  Church of the Highlands, Inc.
                LOC Amsouth Bank                                                01/01/23      2.80         22,000,000
     2,615,000  Cinnamon Properties, Inc.
                LOC U.S. Bank, N.A.                                             04/01/20      3.50          2,615,000
     2,060,000  Cirrus Development Ltd. - Series 1999
                LOC U.S. Bank, N.A.                                             05/01/14      3.50          2,060,000
    11,315,000  City of Auburn, AL
                Industrial Development & Infrastructure RB - Series 2004A
                LOC Allied Irish Bank PLC                                       05/01/24      2.78         11,315,000
     5,200,000  City of Florence, KY IDRB (Fifth Third Processing Center
                Project) - Series 2005A
                LOC Fifth Third Bank                                            04/15/10      4.05          5,200,000
     5,000,000  City of Marion, IN EDRB (Dolgencorp, Inc Project) - Series 2005A
                LOC Key Bank, N.A.                                              02/01/35      3.50          5,000,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

     Face                                                                    Maturity       Current            Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
  $  2,000,000  CMW Real Estate, LLC - Series 2000
                LOC Firstar Bank, National Association                          06/01/20      3.70%     $   2,000,000
     3,900,000  Cobb County, GA Development Authority RB
                (Prime Power Project) - Series 2006
                LOC Bank of North Georgia                                       01/01/32      2.90          3,900,000
     1,065,000  Cole Investments LLC
                LOC Fifth Third Bank                                            07/01/19      3.85          1,065,000
     3,620,000  Columbus Area, Inc. - Series 2004
                LOC Key Bank                                                    07/01/24      3.50          3,620,000
     2,850,000  Columbus, GA Development Authority RB
                (Columbus Economic Development Corporation/
                Bricken Financial Project) - Series 2006
                LOC Wachovia Bank, N.A.                                         02/01/26      3.17          2,850,000
     5,885,000  Columbus, GA Development Authority RB
                (Four J.S. Family, LLP Project) - Series 2000
                LOC Columbus Bank & Trust Company                               09/01/20      2.90          5,885,000
    10,165,000  Columbus, GA Development Authority RB
                (Four J.S. Family, LLP Project) - Series 2002
                LOC Columbus Bank & Trust Company                               12/01/22      2.95         10,165,000
     3,715,000  Columbus, GA Development Authority RB
                (Riverton Ford Inc. Project) - Series 2000
                LOC Columbus Bank & Trust Company                               04/01/20      2.95          3,715,000
     2,925,000  Columbus, GA Development Authority RB
                (Rivertown Pediatric Project) - Series 2003
                LOC Columbus Bank & Trust Company                               05/01/23      2.90          2,925,000
     7,000,000  Columbus, GA Development Authority RB
                (Sunbelt - SCG, LLC Project) - Series 2007
                LOC Regions Bank                                                09/01/27      2.75          7,000,000
     6,000,000  Columbus, GA Development Authority RB
                (Sunbelt - TCG, LLC Project) - Series 2007
                LOC Regions Bank                                                09/01/27      2.75          6,000,000
     9,935,000  Columbus, GA Development Authority RB
                (Woodmont Properties, LLC
                Greystone Farms II Project) - Series 2006
                LOC Columbus Bank & Trust Company                               02/01/26      2.90          9,935,000
       805,000  Community Limited Care Dialysis Center - Series 1997
                LOC Fifth Third Bank                                            12/01/12      3.50            805,000
     1,240,000  Consolidated Equities, LLC - Series 1995
                LOC Fifth Third Bank                                            12/01/25      3.85          1,240,000
     8,995,000  Country Club of the South - Series 2002
                LOC Bank of North Georgia                                       12/01/31      2.90          8,995,000
       305,000  Crownover Lumber Company, Inc. - Series 1997
                LOC Fifth Third Bank                                            09/01/08      3.50            305,000
     6,215,000  Cubba Capital II, LLC - Series 2006A
                Collateralized by Federal Home Loan Bank                        03/01/55      3.50          6,215,000
     5,000,000  Cubba Capital II, LLC - Series 2006B
                LOC Charter One Bank                                            09/01/56      3.50          5,000,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================

     Face                                                                    Maturity       Current            Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    3,800,000  D&G Conduit LLC
                LOC Amsouth Bank                                                10/01/23      2.78%     $   3,800,000
     6,925,000  Daniel Land Company - Series 2004
                LOC Columbus Bank & Trust Company                               09/01/29      2.90          6,925,000
     7,200,000  Dayton Freight Lines, Inc.
                LOC Fifth Third Bank                                            12/01/45      3.85          7,200,000
     1,525,000  D.E.D.E. Realty - Series 1998
                LOC Fifth Third Bank                                            12/01/11      3.85          1,525,000
     2,135,000  Deerfoot Market Place, LLC - Series 2002
                LOC First Commercial Bank                                       03/01/28      3.00          2,135,000
     1,720,000  Delta Capital LLC - Series 1996B
                LOC JPMorgan Chase Bank, N.A.                                   10/01/26      3.60          1,720,000
       300,000  Derby Fabricating LLC
                LOC Fifth Third Bank                                            06/01/24      3.85            300,000
     1,875,000  Devin F. & Janis L. McCarthy - Series 1997
                LOC U.S. Bank, N.A.                                             07/01/17      3.50          1,875,000
     9,250,000  D.G.Y. Real Estate LP - Series 2000A
                LOC PNC Bank, N.A.                                              05/01/20      3.45          9,250,000
     1,935,000  Eagles Landing, LLC
                LOC Regions Bank                                                12/01/26      2.78          1,935,000
     2,600,000  East Kentucky Network, LLC
                LOC Fifth Third Bank                                            02/01/16      3.85          2,600,000
     2,870,000  Eckert Seamans Cherin & Mellott, LLC - Series 2000
                LOC PNC Bank, N.A.                                              01/01/15      2.83          2,870,000
     6,965,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                LOC Wachovia Bank, N.A.                                         06/01/20      3.92          6,965,000
     8,330,000  Elsinore Properties LLP - Series 1999
                LOC Fifth Third Bank                                            01/01/29      3.85          8,330,000
     2,225,000  Erie County, NY IDA RB
                (Niagara-Maryland LLC Project) - Series 2003
                LOC Manufacturers and Traders Trust Co.                         06/01/23      3.18          2,225,000
     1,000,000  Falls Village Realty, LLC - Series 2004
                LOC Fifth Third Bank                                            12/01/29      3.85          1,000,000
     1,805,000  Fannin & Fannin LLC
                LOC Fifth Third Bank                                            12/01/24      3.85          1,805,000
     3,290,000  FE, LLC - Series 1998A
                LOC Fifth Third Bank                                            04/01/28      3.65          3,290,000
     4,762,924  Federal Home Loan Mortgage Corporation
                Class A Certificates - Series M006                              10/15/45      2.68          4,762,924
     1,415,000  Findlay Evangelical Presbyterian Church - Series 2004
                LOC Fifth Third Bank                                            11/01/30      3.85          1,415,000
     2,690,000  Fiore Capital LLC - Series 2005A
                LOC Marshall & Ilsley Bank                                      08/01/45      3.30          2,690,000
     1,290,000  First Park Place LLC
                LOC Fifth Third Bank                                            12/01/19      3.85          1,290,000
    10,680,000  Flint River Services, Inc. - Series 2005
                LOC Columbus Bank & Trust Company                               01/01/30      2.90         10,680,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

     Face                                                                    Maturity       Current            Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments (8) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   14,745,000  Ft. Northport, LLC - Series 2004
                LOC Regions Bank                                                12/01/31      2.80%     $  14,745,000
    17,000,000  Fuller Road Management Corp. (Nanofab East Project)- Series 2007
                LOC Key Bank, N.A.                                              07/01/37      3.33         17,000,000
     1,005,000  G&J Land Management - Series 1996
                LOC Fifth Third Bank                                            12/01/17      3.50          1,005,000
     4,045,000  G&J Properties II, LLC - Series 2002
                LOC Royal Bank of Scotland                                      09/01/23      3.85          4,045,000
     3,260,000  G&L Manufacturing, Inc.
                LOC Fifth Third Bank                                            07/01/20      3.85          3,260,000
     3,075,000  Gardner Publications - Series 2000
                LOC Fifth Third Bank                                            10/01/10      3.85          3,075,000
     1,390,000  Garfield Investment Group
                LOC Fifth Third Bank                                            07/01/28      3.85          1,390,000
    10,590,000  Gastro Partners Land Company, LLC - Series 2005
                LOC Union Planters Bank                                         03/01/35      2.78         10,590,000
     1,060,000  GCG Portage L.L.C.
                LOC Old Kent Bank & Trust Company                               02/01/26      3.60          1,060,000
     1,500,000  Genesee County, MI Taxable Obligation Notes                     11/01/08      3.75          1,500,000
     7,900,000  Genoa Medical Development, LLC
                LOC Fifth Third Bank                                            12/01/45      3.85          7,900,000
       725,000  Gilead Friends Church - Series 2002
                LOC Fifth Third Bank                                            10/01/17      3.85            725,000
     2,590,000  GMC Financing LLC, LLC - Series 2005
                LOC Federal Home Loan Bank                                      06/01/30      2.77          2,590,000
     1,255,000  Goson Project - Series 1997
                Guaranteed by Federal Home Loan Bank                            11/01/17      3.95          1,255,000
     2,520,000  Governor's Village LLC - Series 2000
                LOC Fifth Third Bank                                            03/01/20      3.85          2,520,000
     5,550,000  Graf Brothers Flooring, Inc. - Series 2005
                LOC Fifth Third Bank                                            05/01/20      3.85          5,550,000
       635,000  Graves Lumber Co. Project - Series 2000
                Guaranteed by Federal Home Loan Bank of Cincinnati              11/01/10      3.95            635,000
     1,305,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
                LOC Fifth Third Bank                                            07/01/17      3.60          1,305,000
     1,100,300  Gutwein & Co., Inc. and Gutwein Properties LLC - Series 2004
                LOC Fifth Third Bank                                            12/01/24      3.85          1,100,300
     1,270,000  HCH, LLC - Series 2000
                LOC Key Bank, N.A.                                              08/01/15      3.50          1,270,000
     1,063,000  HCS & DJS Leasing - Series 2004
                LOC Fifth Third Bank                                            06/01/34      3.85          1,063,000
     3,165,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo, N.A.                                           11/01/29      2.67          3,165,000
     2,200,000  Henderson, OH Regional Authority
                LOC Fifth Third Bank                                            07/01/23      3.85          2,220,200
    14,446,200  Herman & Kettle Capital, LLC - Series 2005 (9)
                LOC Fifth Third Bank                                            06/01/55      3.90         14,446,200

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================

     Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,755,000  HFA of Lee County, FL MHRB
                (University Club Apartments) - Series 2002B
                Guaranteed by Federal National Mortgage Association             05/15/35      3.25%     $   1,755,000
     6,865,000  Holland- Sheltair Aviation Funding, LLC - Series 2005 B4
                LOC Bank of New York Mellon                                     05/01/35      3.29          6,865,000
     1,700,000  Hoosier Stamping Manufacturing Corp. - Series 2004
                LOC Fifth Third Bank                                            07/01/36      3.85          1,700,000
       810,000  Hope Realty, Ltd. & Harmony Realty, Ltd. (Kurtz Bros., Inc.)
                - Series 2000
                LOC Key Bank, N.A.                                              08/01/15      3.50            810,000
     2,785,000  Hostun LLC - Series 2004
                LOC U.S. Bank, N.A.                                             12/01/27      3.90          2,785,000
     2,815,000  Hudson Toyota and Hyundai Realty LLC - Series 2003
                LOC Fifth Third Bank                                            04/01/23      3.85          2,815,000
     1,500,000  IHA Capital Development Corp
                LOC Fifth Third Bank                                            07/01/28      3.85          1,500,000
       600,000  Illinois Development Finance Authority
                (Harbortown Industry Inc. Project) - Series 2000
                LOC LaSalle National Bank, N.A.                                 12/01/20      2.85            600,000
       900,000  Indian Creek Christian Church Inc.
                LOC Fifth Third Bank                                            12/01/55      3.85            900,000
    18,870,000  Inter Mountain Cable, Inc - Series 2006
                LOC Fifth Third Bank                                            12/01/21      3.85         18,870,000
     1,562,500  IOP Properties LLC
                LOC Fifth Third Bank                                            04/01/44      3.85          1,562,500
     1,200,000  Jacksons Food Stores, Inc. - Series 2006
                LOC Key Bank, N.A.                                              03/01/16      3.50          1,200,000
       950,000  James B. Krewatch & Marden H. Krewatch
                Revocable Living Trust - Series 2005
                LOC Fifth Third Bank                                            11/01/25      3.85            950,000
     3,950,000  Jeff Wyler Automotive Family, Inc.
                LOC U.S. Bank, N.A.                                             01/02/26      3.50          3,950,000
     1,240,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                (The Holland Family Limited Partnership Number 1) - Series 2004
                LOC Fifth Third Bank                                            07/01/24      3.85          1,240,000
     1,830,000  Keating Meuthing Klekamp
                LOC Fifth Third Bank                                            11/01/24      3.85          1,830,000
     2,600,000  Kenwood County Club, Incorporated - Series 2005
                LOC U.S. Bank, N.A.                                             12/01/15      3.50          2,600,000
     2,903,000  KFDT LP - Series 2005
                LOC Fifth Third Bank                                            04/01/35      3.85          2,903,000
     2,070,000  Kingston Healthcare Company - Series 1997A
                LOC Fifth Third Bank                                            11/01/17      3.50          2,070,000
     1,610,000  Kingston Healthcare Company - Series 1998A
                LOC Fifth Third Bank                                            03/01/18      3.50          1,610,000
     4,515,000  Kingston Healthcare Corporation
                LOC Fifth Third Bank                                            08/01/25      3.65          4,515,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


     Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                      06/01/27      3.10%     $     700,000
     3,875,000  Kool Capital, LLC
                LOC Michigan National Bank                                      04/01/29      3.97          3,875,000
     1,950,000  L3 Corporation - Series 2002
                LOC Fifth Third Bank                                            11/01/17      3.85          1,950,000
     4,400,000  Lakeland Income Properties, LLC - Series 2004
                LOC Federal Home Loan Bank                                      04/01/29      2.77          4,400,000
     4,400,000  Lake Mary Bay Limited Partnership - Series 2005
                LOC Amsouth Bank                                                03/01/25      2.93          4,400,000
     2,295,000  Landmark Church of Christ - Series 2005
                LOC Columbus Bank & Trust Company                               04/01/20      2.95          2,295,000
     4,795,000  Laurel County, KY Industrial Building RB
                (Consolidated Biscuit Company Project)
                LOC Fifth Third Bank                                            03/01/15      3.70          4,795,000
     1,810,000  Lauren Company, LLC - Series 2003
                LOC Wells Fargo Bank, N.A.                                      07/01/33      2.77          1,810,000
       270,000  Lee County, FL MHRB (Crossings at Cape Coral Apartments
                Projects) - Series 1999 B
                LOC SunTrust Bank                                               06/01/14      3.20            270,000
     6,610,000  Lee Family Limited Partnership
                Collateralized by Federal Home Loan Bank                        06/01/34      3.92          6,610,000
     1,505,000  Le Sportsac Inc. - Series 2005
                LOC Fifth Third Bank                                            11/01/14      3.85          1,505,000
    19,440,000  Lexington Financial Services, LLC Health Care RB - Series 2001
                LOC LaSalle National Bank, N.A.                                 02/01/26      2.70         19,440,000
     1,055,000  Louisiana Endoscopy Center, Inc.
                LOC Union Planters Bank                                         03/01/35      2.78          1,055,000
       470,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC U.S. Bank, N.A.                                             09/01/17      3.50            470,000
     1,000,000  LRC Meadows Investor LLC
                LOC JPMorgan Chase Bank, N.A.                                   12/01/34      3.92          1,000,000
       455,000  Machining Center Inc. - Series 1997
                LOC Comerica Bank                                               10/01/27      3.60            455,000
       760,000  Manatee County, FL MHRB - Series 2002B
                (La Mirada Gardens Project)
                LOC SunTrust Bank                                               11/01/33      3.25            760,000
     3,375,000  Maryland Health & Higher Educational Facilities Authority
                (Glen Meadows Retirement Community) - Series 1999B
                LOC Wachovia Bank, N.A.                                         07/01/29      3.03          3,375,000
     2,257,100  Materials Processing Inc. - Series 2004
                LOC Fifth Third Bank                                            09/01/34      3.85          2,257,100
       600,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09      3.00            600,000
     7,400,000  M-B Companies, Inc. - Series 2008
                LOC US Bank, N.A                                                03/01/48      3.90          7,400,000
     6,850,000  MBE Investment Company LLC - Series 2004A
                LOC Comerica Bank                                               12/01/54      3.50          6,850,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================


     Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    1,755,000  Mercer County, OH HealthCare Facilities RB
                LOC Fifth Third Bank                                            04/01/23      3.85%     $   1,755,000
       895,000  Miami River Stone Company - Series 2002
                LOC U.S. Bank, N.A.                                             08/01/09      3.50            895,000
       855,000  Miami Valley Realty Associates - Series 1997
                LOC Key Bank, N.A.                                              06/01/12      3.50            855,000
     2,150,000  Michigan City, IN Economic Development RB
                (Consolidated Biscuit Co., Project) - Series 1998
                LOC Fifth Third Bank                                            10/01/13      3.85          2,150,000
     6,555,000   Michigan Equity Group, LLC
                (Oakland Investment Company Project) - Series 2004A
                LOC Fifth Third Bank                                            04/01/34      3.85          6,555,000
     1,880,000  Michigan HEFA RB (Hope College Project) - Series 1996A
                LOC Old Kent Bank & Trust Co.                                   10/01/16      3.50          1,880,000
       885,000  Milwaukee, WI (Historic Third Ward Parking Project)
                LOC Northern Trust Bank                                         09/01/28      3.60            885,000
     2,500,000  Mississippi Business Finance Corporation IDRB
                (Attala Steel Industries, LLC Project) - Series 2005
                Guaranteed by Federal Home Loan Bank of Dallas                  07/01/20      2.77          2,500,000
     1,840,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries Inc. Project) - Series 1995
                LOC Amsouth Bank                                                06/01/10      2.80          1,840,000
     2,550,000  Mississippi Business Finance Corporation
                (Wade Inc. Project) - Series 2006
                LOC Regions Bank                                                02/01/21      2.80          2,550,000
     4,300,000  Mississippi Business Finance Corporation IDRB
                (Pottery Barn Inc. Project) - Series 2004
                LOC Bank of America, N.A.                                       06/01/24      2.75          4,300,000
     7,225,000  Mississippi Business Finance Corporation IDRB
                (Lextron - Visteon Leasing, LLC Project) - Series 2003
                LOC JPMorgan Chase Bank, N.A.                                   12/01/27      2.96          7,225,000
     1,800,000  Mississippi Business Finance Corporation IDRB
                (TT & W Farm Products Inc. Project) - Series 2000B
                LOC Amsouth Bank                                                11/01/11      2.80          1,800,000
     1,025,000  MMR Development Corp.
                LOC Fifth Third Bank                                            05/01/23      3.85          1,025,000
       865,000  Montgomery, AL IDRB (The Jobs Company, LLC Project)
                - Series 1996C
                LOC Columbus Bank & Trust Company                               07/01/16      2.78            865,000
     4,000,000  Montgomery, AL Health Facilities Development Inc.
                LOC First Commercial Bank                                       11/01/33      2.90          4,000,000
     6,760,000  Montgomery County, PA MHRB
                (Brookside Manor Apartments) - Series 2001A
                Collateralized by Federal National Mortgage Association         08/15/31      2.65          6,760,000
     9,700,000  Moore Orthopedic Clinic -Land, LLC - Series 2006
                LOC National Bank of South Carolina                             08/01/31      2.90          9,700,000
     3,010,000  Mount Ontario Holdings LLC - Series 2001 ((9))
                LOC U.S Bank, N.A.                                              04/01/21      3.10          3,010,000
     1,715,000  Mrs. K.C. Jordan & Associates, Inc.
                LOC Fifth Third Bank                                            04/01/23      3.85          1,715,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


      Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    2,785,000  Nebar Investments, LLC - Series 2005
                LOC Fifth Third Bank                                            07/01/50      3.85%     $   2,785,000
     4,095,000  New Hampshire Health & Educational Facility Authority RB
                (Weeks Medical Center Issue) - Series 2005B
                LOC Allied Irish Bank PLC                                       07/01/35      2.64          4,095,000
     1,415,000  New Lexington Clinic, P.S.C. - Series 2003
                LOC Fifth Third Bank                                            05/01/18      3.85          1,415,000
     1,430,000  New York City, NY IDA Civic Facility RB (Wartburg Luthern Home
                for the Aging and Wartburg Nursing Home, Inc. Project)
                - Series 2006B
                LOC Key Bank, N.A.                                              06/01/27      3.18          1,430,000
     1,100,000  New York State HFA RB (345 East 94th Street)
                Guaranteed by Federal Home Loan Mortgage Corporation            11/01/30      2.95          1,100,000
     3,000,000  North Coast Quarry, Ltd.
                LOC Fifth Third Bank                                            07/01/31      3.85          3,000,000
     2,980,000  Northern Kentucky Cancer Center, LLC - Series 2003
                LOC U.S. Bank, N.A.                                             05/01/24      3.50          2,980,000
     6,935,000  North Lagoon Partners, Inc. - Series 2004
                LOC Columbus Bank & Trust Company                               10/01/29      2.78          6,935,000
     1,500,000  NO S Properties, LLC - Series 2004
                LOC Fifth Third Bank                                            08/01/24      3.85          1,500,000
     1,695,000  NPI Capital, LLC - Series 1999A
                LOC Michigan National Bank                                      07/01/29      3.60          1,695,000
     2,560,000  OHC Real Estate LLC - Series 2006A
                LOC U.S. Bank, N.A.                                             11/01/26      3.50          2,560,000
     1,275,000  OHC Real Estate LLC - Series 2006B
                LOC U.S. Bank, N.A.                                             11/01/26      3.50          1,275,000
     6,900,000  Olathe, KS IDRB (Diamant Board Project) - Series 1997B
                LOC Svenska Handelsbanken                                       03/01/27      2.65          6,900,000
       970,000  Oswego County, NY IDA Facilities
                (OH Properties, Inc Project - B)
                LOC Manufacturers & Traders Trust Company                       06/01/24      2.72            970,000
     2,075,000  Parisi Investment, LP & Supply Co. - Series 1998
                LOC U.S. Bank, N.A.                                             05/01/18      3.50          2,075,000
     3,420,000  Parker Towing Company Inc. - Series 2006
                LOC Amsouth Bank                                                06/01/11      3.18          3,420,000
     3,700,000  Pennsylvania EDFA 2005 Series B3
                LOC PNC Bank, N.A.                                              08/01/25      2.78          3,700,000
     1,300,000  Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21      2.78          1,300,000
       300,000  Portland, OR EDRB
                (Broadway Project) - Series 2003B
                Insured by AMBAC Indemnity Corporation                          04/01/11      6.50            300,000
     4,205,736  Precision Radiotherapy LLC
                LOC Fifth Third Bank                                            08/01/18      3.85          4,205,736
     2,885,000  Putnam County, NY IDA IDRB
                (Broad Reach, LLC Project) - Series 2006A
                LOC Charter One Bank                                            07/01/32      3.18          2,885,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================

     Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      915,000  Putnam County, NY IDA IDRB
                (Broad Reach, LLC Project) - Series 2006B
                LOC Charter One Bank                                            07/01/14      3.18%     $     915,000
     7,000,000  RDV Finance LLC
                LOC Fifth Third Bank                                            10/01/39      3.65          7,000,000
     5,000,000  Real Estate, LLC and White Wilson Medical Center
                LOC Fifth Third Bank                                            05/01/57      3.85          5,000,000
     2,355,000  Realty Holdings Co. LLC - Series 2004
                LOC Fifth Third Bank                                            05/01/24      3.85          2,355,000
     4,570,000  Reynolds Road Fitness Center - Series 1998
                LOC Fifth Third Bank                                            01/01/19      3.85          4,570,000
     3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
                LOC Comerica Bank                                               06/01/33      2.67          3,490,000
     3,855,000  Rockwood Quarry LLC - Series 2002
                LOC Fifth Third Bank                                            12/01/22      3.65          3,855,000
       980,000  S & S Partnership (Model Graphics) - Series 1999
                LOC U.S. Bank, N.A.                                             09/01/19      3.60            980,000
    10,113,000  Saber Management LLC - Series 2006
                LOC Charter One Bank                                            07/01/56      3.75         10,113,000
     1,240,000  Sand Run Nursery & Preserve LLC - Series 2004
                LOC U.S. Bank, N.A.                                             03/01/24      3.50          1,240,000
     4,800,000  Santa Rosa Property Holdings, LLC - Series 2006
                LOC Columbus Bank & Trust Company                               08/01/31      2.90          4,800,000
     2,325,000  Savoy Properties, Ltd. - Series 2000
                LOC Key Bank, N.A.                                              08/01/20      3.50          2,325,000
     6,090,000  Scott Street Land Company, Ltd. - Series 2000
                LOC Fifth Third Bank                                            01/03/22      3.85          6,090,000
    10,000,000  Sea Island Company & Sea Island Coastal
                Properties LLC - Series 2003B
                LOC Columbus Bank & Trust Company                               04/01/23      2.90         10,000,000
     3,850,000  Security Self-Storage, Inc. - Series 1999
                LOC JPMorgan Chase Bank, N.A.                                   02/01/19      3.70          3,850,000
     2,800,000  Security Self-Storage, Inc. - Series 2005
                LOC Fifth Third Bank                                            05/01/35      3.85          2,800,000
     3,330,000  Servaas, Inc. - Series 2003
                LOC Fifth Third Bank                                            03/01/13      3.85          3,330,000
     2,970,000  Shepherd Capital LLC
                LOC Fifth Third Bank                                            03/15/49      3.97          2,970,000
     4,095,000  Smugglers Notch Management Company, Ltd. and
                Smugglers Notch Investment Company, Ltd. - Series 2000
                LOC Key Bank, N.A.                                              09/01/15      3.50          4,095,000
     6,100,000  South Central Communications Corporation - Series 2003
                LOC Fifth Third Bank                                            04/01/18      3.65          6,100,000
     1,630,000  Southern Orthopaedic Properties LLC - Series 2001
                LOC Columbus Bank & Trust Company                               10/01/21      2.95          1,630,000
    67,800,000  Southern Ute Indian Tribe of the Southern Ute Indian
                Reservation, CO - Series 2007                                   01/01/27      3.50         67,800,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


     Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments (8) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$   11,925,000  Southwestern Group Limited - Series 2001
                LOC U.S. Bank, N.A.                                             07/01/21      3.50%     $  11,925,000
     1,160,000  Stallard-Schrier Family LP - Series 1996
                LOC Fifth Third Bank                                            09/01/16      3.50          1,160,000
       900,000  State Crest Ltd. - Series 2000
                LOC Fifth Third Bank                                            06/01/23      3.85            900,000
    10,380,000  St. Johns County IDA First Mortgage RB
                (Presbyterian Retirement Communities Project) - Series 2004B
                LOC Allied Irish Bank PLC                                       08/01/34      3.20         10,380,000
     1,000,000  Stone Creek LLC
                LOC Columbus Bank & Trust Company                               12/01/41      2.95          1,000,000
    10,370,000  Stonegate-Partners I, LLC (Stonegate Partners Project)
                - Series 2002
                LOC U.S. Bank, N.A.                                             06/01/34      3.51         10,370,000
    18,405,000  SWC Princeton, LLC - Series 2006
                LOC Compass Bank                                                03/01/32      2.77         18,405,000
     2,100,000  Tampa Bay, FL (Elders Land Development) - Series 2003
                LOC Fifth Third Bank                                            09/01/23      3.85          2,100,000
     2,520,000  Tant Real Estate, LLC - Series 2003
                LOC Columbus Bank & Trust Company                               03/01/23      2.95          2,520,000
     1,695,000  Taylor Steel, Inc.
                LOC Key Bank, N.A.                                              02/01/23      3.50          1,695,000
       650,000  T.D. Management Ltd. - Series 1996
                LOC Fifth Third Bank                                            01/01/11      3.50            650,000
     7,030,000  Thayer Properties II, LLC - Series 2001
                LOC Columbus Bank & Trust Company                               09/01/21      3.00          7,030,000
     1,605,000  The Home City Ice Company & HC Transport, Inc., Series - 2004
                LOC U.S. Bank, N.A.                                             05/01/19      3.50          1,605,000
     2,560,000  The Medical Clinic Board of the City of Mobile, AL - Spring Hill
                (Springhill Medical Complex, Inc.) - Series 1996B
                LOC Regions Bank                                                09/01/11      2.80          2,560,000
     2,935,000  The Physician's Center, L.P. - Series 2003
                Guaranteed by Federal Home Loan Bank                            10/01/29      2.78          2,935,000
     5,510,000  The Shoppes at Edgewater - Series 2003
                LOC Amsouth Bank                                                01/01/23      2.80          5,510,000
     1,220,000  The Wilmington Iron & Metal Company, Inc - Series 1999
                LOC JPMorgan Chase Bank, N.A.                                   08/01/14      3.90          1,220,000
     6,775,000  Three Reading LP
                LOC Federal Home Loan Bank of Pittsburg                         06/01/24      2.80          6,775,000
     2,280,000  Tireless Corporation - Series 1999
                LOC Fifth Third Bank                                            04/01/19      3.85          2,280,000
     3,785,000  Tom Richards, Inc. (Team Land, LLC / Team Industries)
                Guaranteed by Federal Home Loan Bank of Cincinnati              12/01/16      3.95          3,785,000
     2,770,000  Town of Islip, NY IDA (Brentwood Real Estate LLC) - Series 2000
                LOC Citibank, N.A.                                              11/01/20      2.15          2,770,000
     1,340,000  Trendway Corporation - Series 1996
                LOC ABN Amro Bank, N.A.                                         12/01/26      3.60          1,340,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================


      Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Variable Rate Demand Instruments ((8)) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    5,900,000  Triple Crown Investments, LLC - Series 2004
                LOC Federal Home Loan Bank of Dallas                            08/01/25      2.78%     $   5,900,000
     1,880,000  Trotman Bay Minette, Inc. - Series 2000
                LOC Columbus Bank & Trust Company                               01/01/21      2.78          1,880,000
     2,545,000  Twelfth Street Partners, LLC - Series 2005
                LOC Fifth Third Bank                                            04/01/25      3.85          2,545,000
     4,595,000  Upper Illinois River Valley Development Authority
                (Exolon-ESK Company Project) - Series 1996B
                LOC Bank of America, N.A.                                       12/01/21      3.50          4,595,000
       735,000  Vincent Enterprise & Partners - Series 2000
                LOC Key Bank, N.A.                                              03/01/20      3.50            735,000
       570,000  Walt Sweeney Ford - Series 1996
                LOC Fifth Third Bank                                            01/01/12      3.60            570,000
       430,000  Warrior Roofing Manufacturing, Inc - Series 2001
                LOC Columbus Bank & Trust Company                               09/01/26      3.00            430,000
     3,333,000  Washington State HFC Non-Profit Housing RB ((9))
                (Rockwood Program) - Series B
                LOC Wells Fargo Bank, N.A.                                      01/01/30      2.97          3,333,000
     1,375,000  Washington State HFC Non-Profit Housing RB
                (The Vintage at Richland Project) - Series 2004B
                Guaranteed by Federal National Mortgage Association             01/15/38      3.07          1,375,000
     8,955,000  Wellington Green, LLC - Series 1999
                LOC Charter One Bank                                            04/01/29      3.50          8,955,000
     8,700,000  Wellstone Mills LLC - Series 2004A
                LOC PNC Bank, N.A.                                              12/15/24      2.83          8,700,000
     1,650,000  Westchester County, NY IDA RB
                (B.W.P. Distributors Inc.) - Series 1997
                LOC Wachovia Bank, N.A.                                         10/01/28      3.92          1,650,000
       425,000  Westchester Presbyterian Church
                LOC U.S Bank, N.A.                                              09/01/13      3.50            425,000
    15,200,000  William Morris Realty Greystone, LLC - Series 2007
                LOC Regions Bank                                                03/01/32      2.72         15,200,000
     4,800,000  Willow Creek Interest LLC, OH - Series 2005
                LOC Fifth Third Bank                                            04/01/25      3.85          4,800,000
     2,687,563  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                          01/01/11      4.66          2,687,563
     7,500,000  Winder-Barrow Industrial Building Authority
                (The Concrete Company Project) - Series 2000
                LOC Columbus Bank & Trust Company                               02/01/20      2.95          7,500,000
       890,000  Windsor Medical Center, Inc. -  Series 1997
                LOC Federal Home Loan Bank                                      12/03/18      3.95            890,000
     1,590,000  Wisconsin Housing Preservation Corporation - Series 2005
                LOC Marshall & Ilsley Bank                                      05/01/35      3.30          1,590,000
     2,100,000  Woods Group TN, LLC - Series 2006
                LOC Amsouth Bank                                                09/01/31      2.93          2,100,000
--------------                                                                                         --------------
 1,028,262,323  Total Variable Rate Demand Instruments                                                  1,028,262,323
--------------                                                                                         --------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


      Face                                                                    Maturity       Current          Value
     Amount                                                                     Date        Coupon (1)       (Note 1)
------------                                                                   ------       ----------       --------
Yankee Certificates of Deposit (38.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$  100,000,000  Abbey National Bank Floating Rate YCD (10)                      04/07/08      4.59%     $  99,999,601
   150,000,000  Allied Irish Bank PLC                                           06/09/08      4.33        150,000,000
   100,000,000  Banco Bilbao de Vizcaya Argentaria Floating Rate YCD  (11)      04/07/08      4.59         99,999,682
   200,000,000  Banco of Nova Scotia                                            04/11/08      2.85        200,000,000
    50,000,000  Bank of Scotland                                                06/02/08      2.73         50,026,899
   110,000,000  Bank of Scotland                                                06/09/08      2.97        110,049,417
   100,000,000  Bayerische Landesbank Girozentrale                              04/03/08      3.13        100,000,000
   100,000,000  Bank of Montreal  (12)                                          06/17/08      2.40        100,000,000
    75,000,000  CIBC Floating Rate YCD  (12)                                    05/08/08      2.40         75,000,000
    50,000,000  CIBC Floating Rate YCD  (13)                                    05/21/08      2.66         50,000,000
    25,000,000  CIBC Floating Rate YCD  (14)                                    07/28/08      2.41         25,000,000
    75,000,000  Credit Industriel et Commercial                                 04/03/08      3.13         75,000,000
    50,000,000  Credit Industriel et Commercial                                 04/28/08      2.75         50,000,000
    25,000,000  Credit Industriel et Commercial                                 05/27/08      5.33         25,000,000
    85,000,000  Credit Suisse First Boston                                      05/16/08      5.00         85,018,206
    50,000,000  Credit Suisse First Boston                                      05/22/08      5.31         50,000,000
    40,000,000  Credit Suisse First Boston                                      06/04/08      5.37         40,000,000
    50,000,000  Deutsche Bank  (12)                                             04/24/08      2.40         50,000,000
   100,000,000  Deutsche Zentral-Genossenschaftsb                               04/11/08      3.11        100,000,138
   200,000,000  Deutsche Zentral-Genossenschaftsb                               05/01/08      3.24        200,000,000
    50,000,000  Deutsche Zentral-Genossenschaftsb                               10/10/08      5.00         50,000,000
    75,000,000  HSH Nordbank AG                                                 04/09/08      4.48         75,000,000
    75,000,000  HSH Nordbank AG                                                 05/07/08      3.19         75,000,000
   100,000,000  Landesbank Baden Wurtemburg                                     05/06/08      3.08        100,000,000
   100,000,000  National Bank of Canada  (6)                                    04/21/08      2.70        100,000,000
    20,000,000  Norddeutsche Landesbank Girozentral                             04/07/08      5.41         20,000,000
    50,000,000  Standard Chartered Bank PLC Floating Rate YCD  (15)             04/07/08      4.59         49,999,821
   100,000,000  Standard Chartered Bank PLC Floating Rate YCD  (16)             04/07/08      3.05         99,999,761
   100,000,000  Standard Chartered Bank PLC Floating Rate YCD                   04/07/08      3.19        100,000,000
   150,000,000  Unicredito Italiano                                             05/28/08      3.07        150,000,000
    50,000,000  Union Bank of Switzerland                                       09/17/08      5.10         50,000,000
    50,000,000  Union Bank of Switzerland                                       09/17/08      5.05         50,000,000
--------------                                                                                         --------------
 2,655,000,000  Total Yankee Certificates of Deposit                                                    2,655,093,525
--------------                                                                                         --------------
                Total Investments (99.28%) (Cost $6,917,784,002+)                                       6,917,784,002
                Cash and other assets in excess of liabilities (0.72%)                                     50,369,276
                                                                                                       --------------
                Net Assets (100.00%)                                                                   $6,968,153,278
                                                                                                       ==============
                +   Aggregate cost for federal income tax purposes is identical.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================


FOOTNOTES:
1) The interest rate shown reflects the security's current                10) The interest rate is adjusted quarterly based upon
   coupon, unless yield is available.                                         three month LIBOR minus 0.06%.
2) The interest rate is adjusted quarterly based upon three               11) The interest rate is adjusted quarterly based upon
   month LIBOR plus 0.15%.                                                    three month LIBOR minus 0.055%.
3) The interest rate is adjusted monthly based upon one                   12) The interest rate is adjusted daily based upon
   month LIBOR plus 0.03%.                                                    Federal Funds Target plus 0.15%.
4) The interest rate is adjusted quarterly based upon four                13) The interest rate is adjusted monthly based upon one
   months LIBOR minus 0.50%.                                                  month LIBOR plus 0.06%.
5) The interest rate is adjusted monthly based upon one month             14) The interest rate is adjusted daily based upon
   LIBOR minus 0.02%.                                                         Federal Funds Target plus 0.165%.
6) The interest rate is adjusted monthly based upon one month             15) The interest rate is adjusted monthly based upon one
   LIBOR plus 0.14%.                                                          month LIBOR minus 0.035%.
7) The interest rate is adjusted quarterly based upon three               16) The interest rate is adjusted quarterly based upon
   month LIBOR plus 0.08%.                                                    three month LIBOR minus 0.0525%.
8) Securities payable on demand at par including accrued
   interest(with seven days' notice).Interest rate is adjusted weekly, unless otherwise noted.
9) Securities payable on demand at par including accrued
   interest (with one day notice).  Interest rate is adjusted daily.


KEY:
      EDFA      =   Economic Development Finance Authority       IDRB      =    Industrial Development Revenue Bond
      EDRB      =   Economic Development Revenue Bond            LOC       =    Letter of Credit
      HEFA      =   Health and Education Finance Authority       MHRB      =    Multi-Family Housing Revenue Bond
      HFA       =   Housing Finance Authority                    RB        =    Revenue Bond
      HFC       =   Housing Finance Commission                   YCD       =    Yankee Certificate of Deposit
      IDA       =   Industrial Development Authority


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

--------------------------------------------------------------------------------------
     Securities Maturing in                Value                 % of Portfolio
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Less than 31 Days                   $ 4,265,429,998                 61.66%
  31 through 60 Days                    1,704,287,298                 24.63
  61 through 90 Days                      567,076,316                  8.20
  91 through 120 Days                     127,034,418                  1.84
  121 through 180 Days                    203,955,972                  2.95
  Over 180 Days                            50,000,000                  0.72
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Total                               $ 6,917,784,002                100.00%
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $    6,767,784,002
  Repurchase agreements.............................................................             150,000,000
  Cash..............................................................................               4,273,608
  Accrued interest receivable.......................................................              52,335,034
  Prepaid expenses..................................................................                 135,198
                                                                                          ------------------
         Total assets...............................................................           6,974,527,842
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................               2,262,143
  Accrued expenses..................................................................                 404,670
  Dividends payable.................................................................               3,700,503
  Other payable.....................................................................                   7,248
                                                                                          ------------------
         Total liabilities..........................................................               6,374,564
                                                                                          ------------------
  Net assets........................................................................      $    6,968,153,278
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 4)...........................      $    6,968,153,551
  Accumulated net realized loss.....................................................                    (233)
  Accumulated overdistributed net investment income.................................                     (40)
                                                                                          ------------------
  Net assets........................................................................      $    6,968,153,278
                                                                                          ==================

Net asset value, per share (Note 4):
Class Name                                          Net Assets         Shares Outstanding        Net Asset Value
Institutional Shares........................       $751,532,017            751,532,402                 $1.00
Institutional Service Shares................       $260,608,969            260,609,102                 $1.00
Investor Shares.............................       $316,547,547            316,547,709                 $1.00
Short Term Income Shares....................       $297,507,851            297,508,003                 $1.00
Retail Shares...............................     $1,439,855,672          1,439,856,408                 $1.00
Pinnacle Shares.............................       $178,212,705            178,212,796                 $1.00
Advantage Shares............................     $3,451,675,785          3,451,677,550                 $1.00
Xpress Shares...............................       $272,212,732            272,212,871                 $1.00



* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $      345,210,915
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             8,332,825
    Administration fee..............................................................             3,472,010
    Shareholder servicing fee (Institutional Service Shares)........................               656,286
    Shareholder servicing fee (Investor Shares).....................................               581,548
    Shareholder servicing fee (Short Term Income Shares)............................               566,412
    Shareholder servicing fee (Retail Shares).......................................             3,267,876
    Shareholder servicing fee (Advantage Shares)....................................             8,294,437
    Shareholder servicing fee (Xpress Shares).......................................             2,036,141
    Distribution fee (Investor Shares)..............................................               465,239
    Distribution fee (Short Term Income Shares).....................................             1,019,542
    Distribution fee (Retail Shares)................................................             8,496,478
    Distribution fee (Advantage Shares).............................................            24,883,312
    Distribution fee (Xpress Shares)................................................             6,108,423
    Sub-Accounting fee (Advantage Shares)...........................................             3,317,775
    Sub-Accounting fee (Xpress Shares)..............................................               814,456
    Custodian expenses..............................................................               207,342
    Shareholder servicing and related shareholder expenses+.........................             1,628,904
    Legal, compliance and filing fees...............................................               848,111
    Audit and accounting............................................................               527,341
    Trustees' fees and expenses.....................................................               397,214
    Other...........................................................................                87,826
                                                                                        ------------------
    Total expenses..................................................................            76,009,498
          Less:  Fees waived (Note 2)...............................................           (12,524,521)
                 Expense paid indirectly (Note 2)...................................                (2,530)
                                                                                        ------------------
    Net expenses....................................................................            63,482,447
                                                                                        ------------------
    Net investment income...........................................................           281,728,468

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................                  (233)
                                                                                        ------------------
Increase in net assets from operations..............................................    $      281,728,235
                                                                                        ==================


+ Includes class specific transfer agency expenses of $104,888, $52,514, $114,442, $131,226, $653,574, and $28,696 for the Institutional,
     Institutional Service, Investor, Short Term Income, Retail, and Pinnacle Shares respectively.

The accompanying notes are an integral part of these financial statements

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2008 AND 2007
===============================================================================


                                                                              2008                        2007
                                                                              ----                        ----
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $   281,728,468             $     95,361,885
    Net realized gain (loss) on investments.......................                (233)                       2,797
                                                                       ---------------             ----------------
Increase in net assets from operations............................         281,728,235                   95,364,682
Dividends to shareholders from net investment income:
    Institutional Shares..........................................         (29,254,977)                 (30,400,132)
    Institutional Service Shares..................................         (11,820,882)                 (11,264,771)
    Investor Shares...............................................          (9,893,960)                    (546,986)
    Short-Term Income Shares......................................          (8,887,585)                    (203,619)
    Retail Shares.................................................         (51,609,017)                  (4,247,022)
    Pinnacle Shares...............................................          (8,183,099)                  (7,787,391)
    Advantage Shares..............................................        (131,002,246)                 (40,911,972)
    Xpress Shares.................................................         (31,076,702)                      -0-
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................        (281,728,468)                 (95,361,893)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................                  (5)                        (462)
    Institutional Service Shares..................................                  (2)                        (149)
    Investor Shares...............................................                  (2)                         (10)
    Short-Term Income Shares......................................               -0-                             (7)
    Retail Shares.................................................                  (7)                        (152)
    Pinnacle Shares...............................................                  (1)                         (89)
    Advantage Shares..............................................                 (23)                      (1,711)
    Xpress Shares.................................................               -0-                        -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................                 (40)                      (2,580)
                                                                       ---------------             ----------------
Capital share transactions (Note 4):
    Institutional Shares..........................................         111,959,237                  266,851,902
    Institutional Service Shares..................................          (7,255,798)                  43,814,744
    Investor Shares...............................................          27,257,449                  151,946,857
    Short-Term Income Shares......................................         199,669,738                   57,096,721
    Retail Shares.................................................         505,196,112                  897,903,953
    Pinnacle Shares...............................................           7,184,587                   36,345,944
    Advantage Shares..............................................         338,089,059                3,113,588,491
    Xpress Shares.................................................         272,212,871                       -0-
    Net asset value of shares issued in connection with merger Cortland
    General Money Market into Retail Shares (Note 5)..............          36,753,053                       -0-
    Net asset value of shares issued in connection with merger Short Term
    Money Market Class A into Short Term Income Shares (Note 5)...          40,741,544                       -0-
    Net asset value of shares issued in connection with merger Short Term
    Money Market Class B into Investor Shares (Note 5)............         137,343,403                       -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................       1,669,151,255                4,567,548,612
                                                                       ---------------             ----------------
    Total increase ...............................................       1,669,150,982                4,567,548,821
Net assets:
    Beginning of year.............................................       5,299,002,296                  731,453,475
                                                                       ---------------             ----------------
    End of year...................................................     $ 6,968,153,278             $  5,299,002,296
                                                                       ===============             ================
Overdistributed net investment income.............................     $           (40)            $        -0-
                                                                       ===============             ================


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================


                                                                                    For the Years Ended March 31,
                                                                     ------------------------------------------------------------
Institutional shares                                                    2008        2007         2006         2005        2004
--------------------                                                 ---------   ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ---------   ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income..........................................        0.048       0.051        0.036        0.016        0.010
  Net realized and unrealized gain(loss)  on investments.........        0.000       0.000         --          0.000        0.000
                                                                     ---------   ---------    ---------    ---------    ---------
  Total from investment operations...............................        0.048       0.051        0.036        0.016        0.010
Less distributions from:
  Dividends from net investment income...........................       (0.048)     (0.051)      (0.036)      (0.016)      (0.010)
  Net realized gain(loss) on investment..........................       (0.000)     (0.000)         --      (0.000)      (0.000)
                                                                     ---------   ---------    ---------    ---------    ---------
  Total Distributions............................................       (0.048)     (0.051)      (0.036)      (0.016)      (0.010)
                                                                     ---------   ---------    ---------    ---------    ---------
Net asset value, end of year.....................................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     =========   =========    =========    =========    =========
Total Return.....................................................        4.91%       5.19%        3.63%        1.61%        1.00%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................    $ 751,532   $ 639,573    $ 372,721    $ 215,314    $ 163,829
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................        0.20%       0.20%        0.20%        0.20%        0.20%
  Net investment income..........................................        4.78%       5.10%        3.66%        1.63%        0.99%
  Management and administration fees waived......................        0.02%       0.03%        0.06%        0.06%        0.06%
  Transfer agency fees waived....................................        0.00%        --          0.02%        0.02%        0.02%
  Expenses paid indirectly.......................................        0.00%       0.00%        0.00%        0.00%        0.00%

                                                                                    For the Years Ended March 31,
                                                                     ------------------------------------------------------------
Institutional Service shares                                            2008        2007         2006         2005        2004
----------------------------                                         ---------   ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ---------   ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income..........................................        0.046       0.048        0.033        0.013        0.007
  Net realized and unrealized gain(loss)  on investments.........        0.000       0.000         --          0.000        0.000
                                                                     ---------   ---------    ---------    ---------    ---------
  Total from investment operations...............................        0.046       0.048        0.033        0.013        0.007
Less distributions from:
  Dividends from net investment income...........................       (0.046)     (0.048)      (0.033)      (0.013)      (0.007)
  Net realized gain(loss) on investment..........................       (0.000)     (0.000)       (--)        (0.000)      (0.000)
                                                                     ---------   ---------    ---------    ---------    ---------
  Total Distributions............................................       (0.046)     (0.048)      (0.033)      (0.013)      (0.007)
                                                                     ---------   ---------    ---------    ---------    ---------
Net asset value, end of year.....................................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     =========   =========    =========    =========    =========
Total Return.....................................................        4.65%       4.92%        3.36%        1.34%        0.73%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................    $ 260,609   $ 267,865    $ 224,050    $ 119,989    $  53,373
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................        0.45%       0.45%        0.47%        0.47%        0.47%
  Net investment income..........................................        4.50%       4.83%        3.39%        1.49%        0.73%
  Management and administration fees waived......................        0.02%       0.03%        0.06%        0.08%        0.06%
  Shareholder servicing fees waived..............................        0.01%        --           --           --           --
  Transfer agency fees waived....................................         --          --          0.01%        0.02%        0.00%
  Expenses paid indirectly.......................................        0.00%       0.00%        0.00%        0.00%        0.00%

(a) Includes expenses paid indirectly.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


Investor shares                                                                 Commencement of Operations
---------------                                            Year Ended            November 28, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.044                        0.016
   Net realized and unrealized gain(loss)  on investments       0.000                        0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.044                        0.016
Less distributions from:
   Dividends from net investment income................        (0.044)                      (0.016)
   Net realized gain on investments....................        (0.000)                      (0.000)
                                                            ---------                   ----------
   Total Distributions.................................        (0.044)                      (0.016)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         4.44%                        1.62%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 316,547                   $ 151,947
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.65%                        0.65%(c)
   Net investment income...............................         4.25%                        4.76%(c)
   Management and administration fees waived...........         0.02%                        0.03%(c)
   Distribution fees waived............................         0.04%                        --   (c)
   Transfer Agency Account fee waiver..................         --                           0.03%(c)
   Expenses paid indirectly............................         0.00%                        0.00%(c)


Short Term Income shares                                                        Commencement of Operations
-------------------------                                  Year Ended            February 12, 2007 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.041                        0.006
   Net realized and unrealized gain(loss)  on investments       0.000                        0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.041                        0.006
Less distributions from:
   Dividends from net investment income................        (0.041)                      (0.006)
   Net realized gain on investments....................         --                          (0.000)
                                                            ---------                   ----------
   Total Distributions.................................        (0.041)                      (0.006)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         4.14%                        0.59%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 297,508                   $  57,097
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.94%                        0.94%(c)
   Net investment income...............................         3.92%                        4.47%(c)
   Management and administration fees waived...........         0.02%                        0.03%(c)
   Distribution fees waived............................         0.01%                        --  (c)
   Expenses paid indirectly............................         0.00%                        0.00%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
===============================================================================


Retail shares                                                                   Commencement of Operations
-------------                                              Year Ended            November 28, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.040                        0.015
   Net realized and unrealized gain(loss)  on investments       0.000                        0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.040                        0.015
Less distributions from:
   Dividends from net investment income................        (0.040)                      (0.015)
   Net realized gain on investments....................        (0.000)                      (0.000)
                                                            ---------                   ----------
   Total Distributions.................................        (0.040)                      (0.015)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         4.08%                        1.49%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $1,439,855                  $ 897,904
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.00%                        1.00%(c)
   Net investment income...............................         3.95%                        4.39%(c)
   Management and administration fees waived...........         0.02%                        0.03%(c)
   Distribution fees waived............................         0.14%                        0.10%(c)
   Transfer Agency Account fee waiver..................          --                          0.03%(c)
   Expenses paid indirectly............................         0.00%                        0.00%(c)


                                                                                    For the Years Ended March 31,
                                                                     ------------------------------------------------------------
Pinnacle shares                                                        2008        2007         2006         2005        2004
---------------                                                      ---------   ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ---------   ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income..........................................        0.048       0.051        0.036        0.016        0.010
  Net realized and unrealized gain(loss)  on investments.........        0.000       0.000         --          0.000        0.000
                                                                     ---------   ---------    ---------    ---------    ---------
  Total from investment operations...............................        0.048       0.051        0.036        0.016        0.010
Less distributions from:
  Dividends from net investment income...........................       (0.048)     (0.051)      (0.036)      (0.016)      (0.010)
  Net realized gain(loss) on investment..........................       (0.000)     (0.000)       (--)        (0.000)      (0.000)
                                                                     ---------   ---------    ---------    ---------    ---------
  Total Distributions............................................       (0.048)     (0.051)      (0.036)      (0.016)      (0.010)
                                                                     ---------   ---------    ---------    ---------    ---------
Net asset value, end of year.....................................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     =========   =========    =========    =========    =========
Total Return.....................................................        4.91%       5.19%        3.63%        1.61%        1.00%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................    $ 178,213   $ 171,028    $ 134,682    $ 114,792    $ 122,839
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................        0.20%       0.20%        0.20%        0.20%        0.20%
  Net investment income..........................................        4.79%       5.08%        3.66%        1.63%        0.99%
  Management and administration fees waived......................        0.02%       0.03%        0.06%        0.08%        0.06%
  Transfer agency fees waived....................................        0.01%        --          0.02%        0.02%        0.02%
  Expenses paid indirectly.......................................        0.00%       0.00%        0.00%        0.00%        0.00%

(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


Advantage shares                                                                Commencement of Operations
----------------                                           Year Ended            November 1, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.040                        0.018
   Net realized and unrealized gain(loss)  on investments       0.000                        0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.040                        0.018
Less distributions from:
   Dividends from net investment income................        (0.040)                      (0.018)
   Net realized gain on investments....................        (0.000)                      (0.000)
                                                            ---------                   ----------
   Total Distributions.................................        (0.040)                      (0.018)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         4.06%                        1.81%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $3,451,676                  $3,113,588
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.02%                        1.02%(c)
   Net investment income...............................         3.95%                        4.35%(c)
   Management and administration fees waived...........         0.02%                        0.03%(c)
   Distribution fees waived............................         0.17%                        0.16%(c)
   Sub-Accounting fees waived..........................         0.10%                        0.10%(c)
   Expenses paid indirectly............................         0.00%                        0.00%(c)



Xpress shares                                      Commencement of Operations
-------------                                       June 20, 2007 through
Per Share Operating Performance:                         March 31, 2008
                                                         --------------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00
                                                            ---------
Income from investment operations:
   Net investment income...............................         0.028
   Net realized and unrealized gain(loss)  on investments       0.000
                                                            ---------
   Total from investment operations....................         0.028
Less distributions from:
   Dividends from net investment income................        (0.028)
   Net realized gain on investments....................          --
                                                            ---------
   Total Distributions.................................        (0.028)
                                                            ---------
Net asset value, end of year...........................     $   1.00
                                                            =========
Total Return...........................................         2.88%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 272,213
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.25%(c)
   Net investment income...............................         3.82%(c)
   Administration fees waived..........................         0.02%(c)
   Sub-Accounting fees waived..........................         0.04%(c)
   Expenses paid indirectly............................         0.00%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly.
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2008
(UNAUDITED)
===============================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------------
          Institutional Shares            Beginning Account    Ending Account Value     Expenses Paid        Annualized
           & Pinnacle Shares                Value 10/01/07           03/31/08          During the period   Expense Ratio*
----------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,017.10               $1.01              0.20%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,024.00               $1.01              0.20%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
      Institutional Service Shares        Beginning Account    Ending Account Value      Expenses Paid       Annualized
                                            Value 10/01/07           03/31/08          During the Period   Expense Ratio*
----------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,015.80               $2.27              0.45%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,022.75               $2.28              0.45%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
            Investor Shares               Beginning Account    Ending Account Value     Expenses Paid        Annualized
                                            Value 10/01/07           03/31/08          During the Period   Expense Ratio*
----------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,014.90               $3.17              0.63%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.85               $3.18              0.63%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Short Term Income Shares          Beginning Account    Ending Account Value      Expenses Paid      Annualized
                                            Value 10/01/07           03/31/08          During the Period   Expense Ratio*
----------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,013.50               $4.53              0.90%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.50               $4.55              0.90%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
              Retail Shares                 Beginning Account   Ending Account Value     Expenses Paid        Annualized
                                             Value 10/01/07           03/31/08          During the Period   Expense Ratio*
----------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00             $1,013.00               $4.93             0.98%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000.00             $1,020.10               $4.95             0.98%
----------------------------------------------------------------------------------------------------------------------------



* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2007 through March 31, 2008), multiplied by 183/366 (to reflect the most recent fiscal half-year).


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
===============================================================================


       Face                                                                        Maturity                             Value
     Amount                                                                         Date              Yield           (Note 1)
------------                                                                       ------             ------           --------
Repurchase Agreements (49.76%)
-----------------------------------------------------------------------------------------------------------------------------------
$   70,000,000  Bank of America Securities, LLC, purchased on 03/31/08, repurchase proceeds at maturity $70,002,431 (Collateralized by $66,994,000,
                U. S. Treasury Note, 4.625%, due 11/15/09, value $71,400,013)     04/01/08             1.25%    $   70,000,000
    95,000,000  Bank of America Securities, LLC, purchased on 03/31/08, repurchase proceeds at maturity $95,005,410 (Collateralized by $ 94,050,445,
                GNMA, 6.00% to 6.50%, due 12/15/37 to 03/20/38,
                value $96,900,001)                                                04/01/08             2.05         95,000,000
   170,000,000  Bear, Stearns & Co., Inc., purchased on 03/31/08, repurchase proceeds at maturity $170,010,294 (Collateralized by $168,340,502,
                GNMA, 4.50% to 7.00%, due 12/15/37 to 03/15/38, value
                $173,400,406)                                                     04/01/08             2.18        170,000,000
   230,000,000  Goldman Sachs, purchased on 03/31/08, repurchase proceeds at maturity $230,012,778 (Collateralized by $1,761,775,160, GNMA
                0.0000% to 24.8662%, due 06/15/26 to 01/20/38, value
                $234,600,001)                                                     04/01/08             2.00        230,000,000
    60,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 03/31/08, repurchase proceeds at maturity $60,001,750 (Collateralized by
                $54,340,000 TRIN, 2.00%, 04/15/12, value $61,202,396)             04/01/08             1.05         60,000,000
    78,000,000  UBS Securities, LLC, purchased on 03/31/08, repurchase proceeds at maturity $78,002,925 (Collateralized by $73,665,000,
                U.S. Treasury Bond, 13.25% due 05/15/14, value $27,342,081,
                U.S. Treasury Note, 4.75% due 12/31/08, value $52,221,390)        04/01/08             1.35         78,000,000
--------------                                                                                                  --------------
   703,000,000  Total Repurchase Agreements                                                                        703,000,000
--------------                                                                                                  --------------
U.S. Government Obligations (50.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$  200,000,000  U.S. Treasury Bill                                                04/17/08             0.36%    $  199,968,000
   100,000,000  U.S. Treasury Bill                                                09/04/08             1.29         99,449,667
   100,000,000  U.S. Treasury Bill                                                09/18/08             1.16         99,456,944
   100,000,000  U.S. Treasury Bill                                                04/15/08             1.26         99,951,778
   130,000,000  U.S. Treasury Bill                                                04/15/08             1.12        129,944,389
    50,000,000  U.S. Treasury Note, 3.75%                                         05/15/08             4.98         49,927,718
    30,000,000  U.S. Treasury Note, 3.75%                                         05/15/08             5.00         29,956,490
--------------                                                                                                  --------------
   710,000,000  Total U.S. Government Obligations                                                                  708,654,986
--------------                                                                                                  --------------
                Total Investments (99.93%) (Cost $1,411,654,986+)                                                1,411,654,986
                Cash and other assets in excess of liabilities (0.07%)                                               1,026,323
                                                                                                                --------------
                Net Assets (100.00%)                                                                            $1,412,681,309
                                                                                                                ==============
            +   Aggregate cost for federal income tax purposes is identical.

KEY:
      GNMA     =   Government National Mortgage Association
      TRIN     =   U.S. Treasury Inflation Index


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDING BY MATURITY
MARCH 31, 2008
===============================================================================


------------------------------ ------------------------ --------------------------
    Securities Maturing in              Value                % of Portfolio
------------------------------ ------------------------ --------------------------
------------------------------ ------------------------ --------------------------
  Less than 31 Days               $ 1,132,864,167                80.25%
  31 through 60 Days                   79,884,208                 5.66
  61 through 90 Days                           --                 --
  91 through 120 Days                          --                 --
  121 through 180 Days                         --                 --
  Over 180 Days                       198,906,611                14.09
------------------------------ ------------------------ --------------------------
------------------------------ ------------------------ --------------------------
  Total                               $1,411,654,986             100.00%
------------------------------ ------------------------ --------------------------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      708,654,986
  Repurchase agreements.............................................................             703,000,000
  Cash..............................................................................                 780,731
  Accrued interest receivable.......................................................               1,172,950
  Prepaid expenses..................................................................                  30,371
                                                                                          ------------------
         Total assets...............................................................           1,413,639,038
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................                 315,093
  Accrued expenses..................................................................                 183,756
  Dividends payable.................................................................                 458,790
  Other Payables....................................................................                      90
                                                                                          ------------------
         Total liabilities..........................................................                 957,729
                                                                                          ------------------
  Net assets........................................................................      $    1,412,681,309
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 4)...........................      $    1,412,681,309
                                                                                          ------------------
  Net assets........................................................................      $    1,412,681,309
                                                                                          ==================

Net asset value, per share (Note 4):
Class Name                                         Net Assets          Shares Outstanding        Net Asset Value
Institutional Shares........................      $544,745,587             544,745,587                $1.00
Institutional Service Shares................      $331,209,254             331,209,254                $1.00
Investor Shares.............................      $270,278,579             270,278,579                $1.00
Short Term Income Shares....................      $174,840,009             174,840,009                $1.00
Retail Shares...............................       $20,976,329              20,976,329                $1.00
Pinnacle Shares.............................       $70,631,551              70,631,551                $1.00




* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $       54,947,009
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             1,556,757
    Administration fee..............................................................               648,649
    Shareholder servicing fee (Institutional Service Shares)........................               637,759
    Shareholder servicing fee (Investor Shares).....................................               511,461
    Shareholder servicing fee (Short Term Income Shares)............................               377,320
    Shareholder servicing fee (Retail Shares).......................................                 8,144
    Distribution fee (Investor Shares)..............................................               409,169
    Distribution fee (Short Term Income Shares).....................................               679,176
    Distribution fee (Retail Shares)................................................                21,174
    Custodian expenses..............................................................                56,837
    Shareholder servicing and related shareholder expenses+.........................               420,693
    Legal, compliance and filing fees...............................................               171,517
    Audit and accounting............................................................               187,275
    Trustees' fees and expenses.....................................................                83,408
    Other...........................................................................                29,090
                                                                                        ------------------
    Total expenses..................................................................             5,798,429
          Less:  Fees waived (Note 2)...............................................              (596,034)
                 Expense paid indirectly (Note 2)...................................               (12,014)
                                                                                        ------------------
    Net expenses....................................................................             5,190,381
    Net investment income...........................................................            49,756,628

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/loss on investments...............................................               -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $       49,756,628
                                                                                        ==================


+ Includes class specific transfer agency expenses of $125,394, $51,021, $102,270, $75,982, $1,594, and $11,291 for the Institutional, Institutional Service, Investor, Short Term Income, Retail Shares, and Pinnacle respectively.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2008 AND 2007
===============================================================================

                                                                              2008                         2007
INCREASE (DECREASE) IN NET ASSETS                                             ----                         ----
Operations:
    Net investment income.........................................     $    49,756,628             $     43,582,659
    Net realized gain (loss) on investments.......................              -0-                        -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................          49,756,628                   43,582,659
Dividends to shareholders from net investment income:
    Institutional Shares..........................................         (26,167,548)                 (30,970,760)
    Institutional Service Shares..................................          (9,579,659)                 (10,279,709)
    Investor Shares...............................................          (7,173,722)                    (449,775)
    Short Term Income Shares......................................          (4,577,752)                    (309,804)
    Retail Shares.................................................             (62,001)                      (5,127)
    Pinnacle Shares...............................................          (2,195,946)                  (1,567,484)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (49,756,628)                 (43,582,659)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................              -0-                         -0-
    Institutional Service Shares..................................              -0-                         -0-
    Investor Shares...............................................              -0-                         -0-
    Short Term Income Shares......................................              -0-                         -0-
    Retail Shares.................................................              -0-                         -0-
    Pinnacle Shares...............................................              -0-                         -0-
                                                                        --------------              ---------------
         Total distributions to shareholders......................              -0-                         -0-
                                                                        --------------              ---------------
Capital share transactions (Note 4):
    Institutional Shares..........................................         (45,508,503)                (239,459,937)
    Institutional Service Shares..................................          82,247,669                  (55,206,814)
    Investor Shares...............................................          82,110,572                  134,910,723
    Short Term Income Shares......................................         136,417,283                   22,663,323
    Retail Shares.................................................          20,604,784                      371,545
    Pinnacle Shares...............................................          31,003,640                   11,123,008
    Net asset value of shares issued in connection with merger Short Term
    Government Class A into Short Term Income Shares (Note 5).....          15,759,403                       -0-
    Net asset value of shares issued in connection with merger Short Term
    Government Class B into Investor Shares (Note 5)..............          53,257,284                       -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................         375,892,132                 (125,598,152)
                                                                       ---------------             ----------------
    Total increase (decrease) ....................................         375,892,132                 (125,598,152)
                                                                       ---------------             ----------------
Net assets:
    Beginning of year.............................................       1,036,789,177                1,162,387,329
                                                                       ---------------             ----------------
    End of year...................................................     $ 1,412,681,309             $  1,036,789,177
                                                                       ===============             ================
Undistributed net investment income...............................     $        -0-                $        -0-
                                                                       ===============             ================

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================


                                                                                    For the Years Ended March 31,
                                                                     ------------------------------------------------------------
Institutional shares                                                    2008        2007         2006         2005        2004
--------------------                                                 ---------   ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ---------   ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income..........................................        0.041       0.049        0.034        0.014        0.009
  Net realized and unrealized gain(loss)  on investments.........         --          --          0.000        0.000        0.000
                                                                     ---------   ---------    ---------    ---------    ---------
  Total from investment operations...............................        0.041       0.049        0.034        0.014        0.009
Less distributions from:
  Dividends from net investment income...........................       (0.041)     (0.049)      (0.034)      (0.014)      (0.009)
  Net realized gain(loss) on investment..........................        (--)         --         (0.000)      (0.000)      (0.000)
                                                                     ---------   ---------    ---------    ---------    ---------
  Total Distributions............................................       (0.041)     (0.049)      (0.034)      (0.014)      (0.009)
                                                                     ---------   ---------    ---------    ---------    ---------
Net asset value, end of year.....................................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     =========   =========    =========    =========    =========
Total Return.....................................................        4.18%       5.02%        3.48%        1.44%        0.91%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................    $ 544,746   $ 590,254    $ 829,714    $ 484,434    $ 466,041
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................        0.20%       0.20%        0.20%        0.20%        0.20%
  Net investment income..........................................        4.17%       4.89%        3.51%        1.45%        0.90%
  Management and administration fees waived......................        0.03%       0.03%        0.05%        0.03%        0.04%
  Expenses paid indirectly.......................................        0.00%       0.00%        0.00%        0.00%        0.00%

                                                                                    For the Years Ended March 31,
                                                                     ------------------------------------------------------------
Institutional Service shares                                            2008        2007         2006         2005        2004
----------------------------                                         ---------   ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ---------   ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income..........................................        0.039       0.047        0.032        0.012        0.007
  Net realized and unrealized gain(loss)  on investments.........         --          --          0.000        0.000        0.000
                                                                     ---------   ---------    ---------    ---------    ---------
  Total from investment operations...............................        0.039       0.047        0.032        0.012        0.007
Less distributions from:
  Dividends from net investment income...........................       (0.039)     (0.047)      (0.032)      (0.012)      (0.007)
  Net realized gain(loss) on investment..........................        (--)         --         (0.000)      (0.000)      (0.000)
                                                                     ---------   ---------    ---------    ---------    ---------
  Total Distributions............................................       (0.039)     (0.047)      (0.032)      (0.012)      (0.007)
                                                                     ---------   ---------    ---------    ---------    ---------
Net asset value, end of year.....................................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     =========   =========    =========    =========    =========
Total Return.....................................................        3.92%       4.76%        3.22%        1.19%        0.66%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................    $ 331,209   $ 248,962    $ 304,168    $ 236,621    $ 261,931
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................        0.45%       0.45%        0.45%        0.45%        0.45%
  Net investment income..........................................        3.76%       4.65%        3.17%        1.18%        0.66%
  Management and administration fees waived......................        0.03%       0.03%        0.05%        0.03%        0.04%
  Expenses paid indirectly.......................................        0.00%       0.00%        0.00%        0.00%        0.00%


(a) Includes expenses paid indirectly.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
===============================================================================


Investor shares                                                                 Commencement of Operations
----------------                                           Year Ended            February 21, 2007 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.037                        0.005
   Net realized and unrealized gain(loss)  on investments        --                            --
                                                            ---------                   ----------
   Total from investment operations....................         0.037                        0.005
Less distributions from:
   Dividends from net investment income................        (0.037)                      (0.005)
   Net realized gain on investments....................          --                            --
                                                            ---------                   ----------
   Total Distributions.................................        (0.037)                      (0.005)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         3.73%                        0.50%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 270,279                   $ 134,911
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.63%                        0.63%(c)
   Net investment income...............................         3.51%                        4.62%(c)
   Administration fees waived..........................         0.03%                        0.03%(c)
   Distribution fees waived............................         0.05%                        0.05%(c)
   Expenses paid indirectly............................         0.00%                        0.00%(c)

                                                                                Commencement of Operations
Short Term Income shares                                   Year Ended            November 2, 2006 through
------------------------                                 March 31, 2008               March 31, 2007
                                                         --------------               --------------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.034                        0.018
   Net realized and unrealized gain(loss)  on investments        --                           --
                                                            ---------                   ----------
   Total from investment operations....................         0.034                        0.018
Less distributions from:
   Dividends from net investment income................        (0.034)                      (0.018)
   Net realized gain on investments....................          --                           --
                                                            ---------                   ----------
   Total Distributions.................................        (0.034)                      (0.018)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         3.46%                        1.80%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 174,840                   $  22,663
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.90%                        0.90%(c)
   Net investment income...............................         3.03%                        4.32%(c)
   Administration fees waived..........................         0.03%                        0.03%(c)
   Distribution fee waiver.............................         0.03%                        0.03%(c)
   Expenses paid indirectly............................         0.00%                        0.00%(c)


(a)      Unannualized
(b)      Includes expenses paid indirectly
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------


===============================================================================


Retail shares                                                                   Commencement of Operations
--------------                                              Year Ended            December 12, 2006 through
Per Share Operating Performance:                          March 31,2008               March 31, 2007
                                                          -------------               --------------
 (for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.033                        0.013
   Net realized and unrealized gain(loss)  on investments        --                           --
                                                            ---------                   ----------
   Total from investment operations....................         0.033                        0.013
                                                            ---------                   ----------
Less distributions from:
   Dividends from net investment income................        (0.033)                      (0.013)
   Net realized gain on investments....................          --                           --
                                                            ---------                   ----------
   Total Distributions.................................        (0.033)                      (0.013)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         3.36%                        1.28%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $  20,976                   $     371
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.99%                        1.00%(c)
   Net investment income...............................         1.90%                        4.22%(c)
   Administration fees waived..........................         0.03%                        0.03%(c)
   Distribution fees waived............................         0.14%                        0.10%(c)
   Transfer Agency Account fees waived.................         --                           0.03%(c)
   Expenses paid indirectly............................         0.00%                        0.00%(c)


                                                                            For the Years Ended March 31,
Pinnacle shares                                                2008         2007         2006          2005         2004
---------------                                                ----         ----         ----          ----         ----
Per Share Operating Performance:
(for a share outstanding throughout the year
Net asset value, beginning of year.....................     $   1.00     $   1.00     $    1.00      $  1.00      $  1.00
                                                            ---------    ---------    ---------      --------     --------
Income from investment operations:
   Net investment income...............................         0.041        0.049        0.034         0.014        0.009
   Net realized and unrealized gain(loss)  on investments        --           --          0.000         0.000        0.000
                                                            ---------    ---------    ---------      --------     --------
   Total from investment operations....................         0.041        0.049        0.034         0.014        0.009
Less distributions from:
   Dividends from net investment income................        (0.041)      (0.049)       (0.034)      (0.014)      (0.009)
   Net realized gain(loss) on investment...............          --           --          (0.000)      (0.000)      (0.000)
                                                            ---------    ---------    ----------     --------     --------
   Total Distributions.................................        (0.041)      (0.049)       (0.034)      (0.014)      (0.009)
                                                            ---------    ---------    ----------     --------     --------
Net asset value, end of year...........................     $   1.00     $   1.00     $    1.00      $  1.00      $  1.00
                                                            =========    =========    ==========     ========     ========
Total Return...........................................         4.18%        5.02%         3.48%        1.44%        0.91%
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $  70,632    $  39,628    $  28,505    $  39,809    $  29,252
Ratios to average net assets:
   Expenses (net of fees waived)(b)....................         0.20%        0.20%         0.20%        0.20%        0.20%
   Net investment income...............................         3.89%        4.93%         3.51%        1.45%        0.90%
   Management and administration fees waived...........         0.03%        0.03%         0.05%        0.03%        0.04%
   Expenses paid indirectly............................         0.00%        0.00%         0.00%        0.00%        0.00%


(a)      Unannualized
(b)      Includes expenses paid indirectly
(c)      Annualized

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2008
(UNAUDITED)
===============================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value      Expenses Paid       Annualized
          Institutional Shares             Value 10/01/07            03/31/08          During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00             $1,019.40                $1.11              0.22%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00             $1,023.90                $1.11              0.22%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


                                          Beginning Account    Ending Account Value      Expenses Paid       Annualized
      Institutional Service Shares         Value 10/01/07            03/31/08          During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00             $1,018.30                $2.27             0.45%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00             $1,022.75                $2.28             0.45%
  expenses)

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value      Expenses Paid       Annualized
             Retail Shares                 Value 10/01/07            03/31/08          During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00             $1,015.50                $5.04             1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00             $1,020.00                $5.05             1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


                                          Beginning Account    Ending Account Value  Expenses Paid During    Annualized
            Advantage Shares               Value 10/01/07            03/31/08              the Period      Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00             $1,015.40                $5.14             1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00             $1,019.90                $5.15             1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2007 through March 31, 2008), multiplied by 183/366 (to reflect the most recent fiscal half-year).

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
===============================================================================


      Face                                                                        Maturity     Current        Value
     Amount                                                                         Date      Coupon (1)     (Note 1)
------------                                                                       ------     ----------     --------
Loan Participations (4.87%)
-----------------------------------------------------------------------------------------------------------------------------------
$   10,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  04/29/08      3.29%     $  10,000,000
    30,000,000  Army & Air Force Exchange Service with JPMorgan Chase as agent  06/24/08      2.68         30,000,000
--------------                                                                                          -------------
    40,000,000  Total Loan Participations                                                                  40,000,000
--------------                                                                                          -------------
Repurchase Agreements (39.29%)
-----------------------------------------------------------------------------------------------------------------------------------
$  195,000,000  Bank of America Securities,LLC,purchased on 03/31/08, repurchase proceeds at maturity $195,011,104(Collateralized by $191,549,606
                GNMA, 5.50% to 7.00%, due 01/15/38 to 03/15/43
                value $198,900,001)                                             04/01/08      2.05%     $ 195,000,000
   128,000,000  UBS Securities, LLC, purchased on 03/31/08, repurchase proceeds at maturity$128,008,533(Collateralized by $168,331,000,
                RFIN, 0.00%, due 07/15/08 to 04/15/30 value $130,563,967)       04/01/08      2.40        128,000,000
--------------                                                                                          -------------
   323,000,000  Total Repurchase Agreements                                                               323,000,000
--------------                                                                                          -------------
U.S. Government Agency Discount Notes (41.35%)
-----------------------------------------------------------------------------------------------------------------------------------
$  121,000,000  Federal Farm Credit Bank                                        04/01/08      1.04%     $ 121,000,000
    29,000,000  Federal Farm Credit Bank                                        04/03/08      1.09         28,998,244
   160,000,000  Federal Home Loan Bank                                          04/02/08      1.55        159,993,111
     5,000,000  Federal Home Loan Bank                                          04/04/08      4.58          4,998,133
    20,000,000  Federal Home Loan Bank                                          01/23/09      3.63         20,013,633
     5,000,000  Federal Home Loan Mortgage Corporation                          07/21/08      4.73          4,930,101
--------------                                                                                          -------------
   340,000,000  Total U.S. Government Agency Discount Notes                                               339,933,222
--------------                                                                                          -------------
U.S. Government Agency Medium Term Notes (14.66%)
-----------------------------------------------------------------------------------------------------------------------------------
$   12,500,000  Federal Farm Credit Bank                                        02/05/09      3.00%     $  12,500,000
    20,000,000  Federal Farm Credit Bank                                        04/01/09      2.50         20,000,000
     5,000,000  Federal Home Loan Bank                                          07/16/08      4.75          5,003,045
    20,000,000  Federal Home Loan Bank (2)                                      10/17/08      2.63         20,000,000
    15,000,000  Federal Home Loan Bank                                          11/28/08      4.57         15,000,000
    15,000,000  Federal Home Loan Bank                                          01/16/09      3.75         15,000,000
     5,000,000  Federal Home Loan Bank                                          03/04/09      3.00          5,000,000
     3,000,000  Federal Home Loan Mortgage Corporation                          06/30/08      5.28          2,983,796
    10,000,000  Federal Home Loan Mortgage Corporation                          01/07/09      4.20         10,000,000
    15,000,000  Federal Home Loan Mortgage Corporation                          03/30/09      3.00         15,000,000
--------------                                                                                          -------------
   120,500,000  Total U.S. Government Agency Medium Term Notes                                            120,486,841
--------------                                                                                          -------------
                Total Investments (100.17%) (Cost $823,420,063+)                                          823,420,063
                Liabilities in excess of cash and other assets (-0.17%)                                    (1,426,178)
                                                                                                        -------------
                Net Assets (100.00%)                                                                    $ 821,993,885
                                                                                                        =============
             +  Aggregate cost for federal income tax purposes is identical.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
===============================================================================

FOOTNOTES:
1) The interest rate shown reflects the security's current coupon, unless yield is available.
2)  Rate changes daily based upon Federal Funds Effective Rate plus 0.125%



KEY:
      GNMA     =   Government National Mortgage Association
      RFIN     =   Resolution Funding Corporation Strip Interest


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:
------------------------------- ---------------------------- -----------------------
    Securities Maturing in                 Value                 % of Portfolio
------------------------------- ---------------------------- -----------------------
------------------------------- ---------------------------- -----------------------
Less than 30 Days                       $ 698,003,121                  84.77%
31 through 60 Days                         27,500,000                   3.34
61 through 90 Days                         30,000,000                   3.64
91 through 120 Days                        12,916,942                   1.57
121 through 180 Days                           --                        --
Over 180 Days                              55,000,000                   6.68
------------------------------- ---------------------------- -----------------------
------------------------------- ---------------------------- -----------------------
Total                                    $823,420,063                 100.00%
------------------------------- ---------------------------- -----------------------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      500,420,063
  Repurchase agreements.............................................................             323,000,000
  Accrued interest receivable.......................................................               1,046,435
  Prepaid expenses..................................................................                   9,179
                                                                                          ------------------
         Total assets...............................................................             824,475,677
                                                                                          ------------------
LIABILITIES
  Payable to affiliates*............................................................                 282,623
  Due to Custodian..................................................................               1,857,576
  Accrued expenses..................................................................                 141,565
  Dividends payable.................................................................                 197,902
  Other payable.....................................................................                   2,126
                                                                                          ------------------
         Total liabilities..........................................................               2,481,792
                                                                                          ------------------
  Net assets........................................................................      $      821,993,885
                                                                                          ==================
SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 4)...........................      $      822,018,205
  Undistributed net investment income...............................................                  42,484
  Accumulated net realized loss.....................................................                 (66,804)
                                                                                          ------------------
  Net assets........................................................................      $      821,993,885
                                                                                          ==================

Net asset value, per share (Note 4):
Class Name                                         Net Assets         Shares Outstanding         Net Asset Value
Institutional Shares........................            $10,473                 10,473                 $1.00
Institutional Service Shares................           $335,701                335,729                 $1.00
Retail Shares...............................       $159,268,991            159,281,935                 $1.00
Advantage Shares............................       $662,378,720            662,432,552                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $       19,629,599
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               537,123
    Administration fee..............................................................               223,801
    Shareholder servicing fee (Institutional Service Shares)........................                   662
    Shareholder servicing fee (Retail Shares).......................................               272,642
    Shareholder servicing fee (Advantage Shares)....................................               845,677
    Distribution fee (Retail Shares)................................................               708,869
    Distribution fee (Advantage Shares).............................................             2,537,030
    Sub-Accounting fee (Advantage Shares)...........................................               338,271
    Custodian expenses..............................................................                34,308
    Shareholder servicing and related shareholder expenses+.........................                80,444
    Legal, compliance and filing fees...............................................               231,277
    Audit and accounting............................................................               127,828
    Trustees' fees and expenses.....................................................                25,928
    Other...........................................................................                 6,474
                                                                                        ------------------
    Total expenses..................................................................             5,970,334
                Less:   Fees waived (Note 2)........................................            (1,428,168)
                                                                                        ------------------
    Net expenses....................................................................             4,542,166
                                                                                        ------------------
    Net investment income...........................................................            15,087,433

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.............................................              (54,070)
                                                                                        ------------------
Increase in net assets from operations..............................................    $       15,033,363
                                                                                        ==================


+    Includes class specific  transfer  agency  expenses of $4, $53, and $53,760
     for  the   Institutional,   Institutional   Service,   and  Retail   Shares
     respectively.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                                                               Commencement of Operations
                                                                         Year Ended             October 30, 2006 through
                                                                       March 31, 2008                 March 31, 2007
                                                                       --------------                 --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $    15,087,433             $      2,891,319
    Net realized gain (loss) on investments.......................             (54,070)                       5,230
                                                                       ---------------             ----------------
Increase in net assets from operations............................          15,033,363                    2,896,549
Dividends to shareholders from net investment income:
    Institutional Shares .........................................                (455)                    (244,853)
    Institutional Service Shares .................................             (10,130)                         (17)
    Retail Shares.................................................          (3,686,594)                    (189,222)
    Advantage Shares..............................................         (11,390,254)                  (2,457,227)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (15,087,433)                  (2,891,319)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares..........................................               -0-                         -0-
    Institutional Service Shares..................................               -0-                         -0-
    Retail Shares.................................................               -0-                             (8)
    Advantage Shares..............................................               -0-                         (5,222)
                                                                       ---------------             ----------------
         Total distributions to shareholders......................               -0-                         (5,230)
                                                                       ---------------             ----------------
Capital share transactions (Note 4):
    Institutional Shares..........................................                 473                       10,000
    Institutional Service Shares..................................             325,729                       10,000
    Retail Shares.................................................          46,204,413                   57,051,170
    Advantage Shares..............................................         468,605,201                  193,827,351
    Net asset value of shares issued in connection with merger....
    Cortland Government into Retail Shares (Note 5)...............          56,013,618                       -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................         571,149,434                  250,898,521
                                                                       ---------------             ----------------
    Total increase ...............................................         571,095,364                  250,898,521
Net assets:
    Beginning of year.............................................         250,898,521                       -0-
                                                                       ---------------             ----------------
     End of year..................................................     $   821,993,885             $    250,898,521
                                                                       ===============             ================
Undistributed net investment income...............................     $        42,484                       $  -0-
                                                                       ===============             ================

The accompanying notes are an integral part of these financial statements.

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================


Institutional shares                                                            Commencement of Operations
---------------------                                      Year Ended            October 30, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.045                        0.009
   Net realized and unrealized gain(loss)on investments        (0.000)                       0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.045                        0.009
Less distributions from:
   Dividends from net investment income................        (0.045)                      (0.009)
   Net realized gain on investments....................          --                           --
                                                            ---------                   ----------
   Total Distributions.................................        (0.045)                      (0.009)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         4.54%                        0.88%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $      10                   $      10
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.21%                        0.20%(c)
   Net investment income...............................         4.44%                        5.10%(c)
   Management and administration fees waived...........         0.09%                        0.16%(c)


Institutional Service shares                                                     Commencement of Operations
----------------------------                               Year Ended            March 19, 2007 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.042                        0.002
   Net realized and unrealized gain(loss)on investments        (0.000)                       0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.042                        0.002
Less distributions from:
   Dividends from net investment income................        (0.042)                      (0.002)
   Net realized gain on investments....................         --                           --
                                                            ---------                   ----------
   Total Distributions.................................        (0.042)                      (0.002)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         4.31%                        0.17%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $     336                   $      10
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.45%                        0.45%(c)
   Net investment income...............................         3.82%                        4.85%(c)
   Management and administration fees waived...........         0.09%                        0.16%(c)


(b)      Unannualized
(c)      Includes expenses paid indirectly.
(d)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================



Retail shares                                                                 Commencement of Operations
-------------                                            Year Ended            December 12, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.037                        0.013
   Net realized and unrealized gain(loss)on investments        (0.000)                       0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.037                        0.013
Less distributions from:
   Dividends from net investment income................        (0.037)                      (0.013)
   Net realized gain on investments....................          --                           --
                                                            ---------                   ----------
   Total Distributions.................................        (0.037)                      (0.013)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         3.73%                        1.30%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $159,269                    $  57,051
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.00%                        1.00%(c)
   Net investment income...............................         3.38%                        4.29%(c)
   Management and administration fees waived...........         0.09%                        0.16%(c)
   Distribution fees waived............................         0.13%                        0.10%(c)
   Transfer Agency Account fees waived.................          --                          0.03%(c)


Advantage shares                                                               Commencement of Operations
----------------                                          Year Ended            December 2, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.036                        0.018
   Net realized and unrealized gain(loss)on investments        (0.000)                       0.000
                                                            ---------                   ----------
   Total from investment operations....................         0.036                        0.018
Less distributions from:
   Dividends from net investment income................        (0.036)                      (0.018)
   Net realized gain on investments....................         --                           --
                                                            ---------                   ----------
   Total Distributions.................................        (0.036)                      (0.018)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         3.71%                        1.77%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 662,379                   $ 193,827
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.02%                        1.02%(c)
   Net investment income...............................         3.37%                        4.26%(c)
   Management and administration fees waived...........         0.09%                        0.16%(c)
   Distribution fees waived............................         0.16%                        0.16%(c)
   Sub-Accounting fees waived..........................         0.10%                        0.10%(c)

(a)      Unannualized
(b)      Includes expenses paid indirectly.
(a)      Annualized(c)

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2008
(UNAUDITED)
===============================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 through March 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
          Institutional Shares              Value 10/01/07            03/31/08         During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,015.20              $1.01             0.20%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,024.00              $1.01             0.20%
  expenses)

---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
      Institutional Service Shares          Value 10/01/07            03/31/08         During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,013.80              $2.32             0.46%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,022.70              $2.33             0.46%
  expenses)
---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
        Short Term Income Shares            Value 10/01/07            03/31/08         During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,012.30              $3.82             0.76%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,021.20              $3.84             0.76%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
             Retail Shares                  Value 10/01/07            03/31/08         During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,011.10              $5.03             1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,020.00              $5.05             1.00%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------



===============================================================================


---------------------------------------------------------------------------------------------------------------------------

                                           Beginning Account    Ending Account Value     Expenses Paid       Annualized
            Advantage Shares                Value 10/01/07            03/31/08         During the Period   Expense Ratio*
---------------------------------------------------------------------------------------------------------------------------
  Actual                                       $1,000.00              $1,011.00              $5.13             1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00              $1,019.90              $5.15             1.02%
  expenses)
---------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2007 through March 31, 2008), multiplied by 183/366 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
===============================================================================

                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Put Bonds (3) (1.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$    860,000  City of Dayton, KY Industrial Building RB
              LOC Fifth Third Bank                                              04/01/08     4.10%   $   860,000     P-1      A-1+
   1,515,000  Michigan Oakland County EDC RB (Orchard - Maple Project)
              LOC LaSalle National Bank, N.A.                                   05/15/08     3.68      1,515,000     P-1      A-1+
   2,500,000  Michigan Strategic Fund
              LOC Bank of Nova Scotia                                           04/01/08     3.85      2,500,000     P-1      A-1+
------------                                                                                         -----------
   4,875,000  Total Put Bonds                                                                          4,875,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (6.67%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  City of Milwaukee, WI 2008 Program - Series C2
              LOC State Street Bank & Trust Company                             05/02/08     2.40%   $ 2,000,000              A-1+
   1,000,000  City of St. Louis, MO Airport RN
              (Lambert - St. Louis International Airport) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     07/02/08     2.00      1,000,000     P-1      A-1+
   3,000,000  Hillsborough County Aviation Authority Airport Facilities Notes,FL
              LOC Landesbank Baden Wurtemburg                                   06/05/08     1.90      3,000,000     P-1      A-1+
   2,000,000  Jacksonville, FL Electric Authority RB                            04/02/08     2.35      2,000,000   VMIG-1     A-1+
   5,000,000  New Jersey EDA Exempt Facility RB (Keystone-1992 Project)
              LOC BNP Paribas                                                   06/05/08     1.90      5,000,000   VMIG-1     A-1+
   1,000,000  Oklahoma City, OK Water Utilities Trust - Series A
              LOC State Street Bank & Trust Company                             06/05/08     1.90      1,000,000     P-1      A-1+
   5,000,000  Pendleton County, KY Multi-County Lease RB
              LOC JPMorgan Chase Bank, N.A.                                     05/08/08     2.70      5,000,000     P-1      A-1+
   3,700,000  San Antonio, Texas Water - Series A                               07/02/08     1.90      3,700,000     P-1      A-1+
  10,000,000  Washington D.C Metropolitan Transit
              LOC Wachovia Bank, N.A.                                           07/02/08     1.85     10,000,000     P-1      A-1+
------------                                                                                         -----------
  32,700,000 Total Tax-Exempt Commercial Paper                                                        32,700,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (18.43%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,300,000  Bay Village, OH                                                   07/19/08     3.73%   $ 2,301,781    MIG-1
   2,345,000  Clark County, OH BAN (4)                                          06/12/08     3.75      2,346,107
   2,455,000  Concord, CO Metropolitan District Refunding & Improvement Bond
              LOC Wells Fargo Bank                                              12/01/08     3.50      2,455,000              A-1+
   1,099,400  Des Plaines, Illinois Park District (4)                           12/15/08     1.80      1,104,740
   1,600,000  Fairborn, OH Tax Increment RN - Series 2007
              LOC US Bank, N.A.                                                 09/12/08     3.75      1,606,269     P-1      A-1+
     700,000  Fairfield County, OH BAN (4)                                      04/01/08     3.90        700,000
   1,425,000  Federal Highway Grant Anticipation, AK - Series A (4)             08/01/08     3.76      1,433,045
   1,000,000  Iowa Higher Education Loan Authority RB
              LOC LaSalle National Bank, N.A.                                   05/20/08     3.75      1,000,968              SP-1
   1,000,000  Iowa Higher Education Loan RAN
              LOC US Bank, N.A.                                                 05/20/08     3.70      1,001,033              SP-1+
   1,292,000  Marion County, OH BAN (4)                                         05/01/08     3.72      1,292,388
   3,685,000  Michigan Lowell Area Schools (4)                                  05/01/09     2.60      3,739,547


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  3,945,000  Michigan Public Educational Authority RB
              LOC Bank of New York Mellon                                       08/22/08     4.50%   $ 3,957,334              SP-1+
   7,000,000  Minnesota State Housing Finance Agency AMT                        08/11/08     3.78      7,000,000    MIG-1     SP-1+
   2,815,000  Muskingum County, OH (4)                                          01/15/09     2.93      2,827,292
  10,000,000  Neshaminy, PA School District TRAN (4)                            06/30/08     3.90     10,005,899
   1,400,000  Newaygo Public School District, MI (4)                            06/30/08     3.70      1,401,819
     270,000  New Richmond, WI School District BAN                              06/06/08     4.13        270,000    MIG-1
   1,095,000  Ogilvie, MN Independent School District # 3
              GO Aid Anticipation Certificates of Indebtedness-Series 2007B (4) 08/19/08     3.82      1,095,722
   2,300,000  St. Louis, MO General Fund RB TAN                                 06/30/08     3.75      2,304,089    MIG-1     SP-1+
  10,000,000  Texas State TRAN                                                  08/28/08     3.68     10,031,813    MIG-1     SP-1+
   1,900,000  Vandalia City, OH BAN (4)                                         08/22/08     3.88      1,900,000
  12,000,000  Vermont Housing Finance Agency - Series 2007
              LOC Calyon                                                        09/25/08     3.85     12,000,000     P-1      A-1+
  10,000,000  Will & Kendall County, IL Community Consolidated School
              District  No 202                                                  10/01/08     1.50     10,049,671              SP-1+
   8,500,000  Wisconsin Kettle Moraine School District
              Tax & Revenue Anticipation Promisory Note (4).                    09/03/08     3.72      8,501,014
------------                                                                                         -----------
  90,126,400 Total Tax Exempt General Obligation Notes & Bonds                                        90,325,531
------------                                                                                         -----------
Variable Rate Demand Instruments - Private Placements (5) (3.21%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,869,000  Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     3.15%   $ 2,869,000     P-1       A-1
   1,959,000  Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     3.15      1,959,000     P-1       A-1
   2,848,000  Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     3.15      2,848,000     P-1       A-1
   1,500,000  Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     3.60      1,500,000     P-1       A-1
   3,745,000  Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Allfirst Bank                                                 12/01/20     2.38      3,745,000   VMIG-1
   1,270,000  St. Cloud, MN (Kelly Inn Project) - Private Placement
              LOC US Bank, N.A.                                                 04/01/13     2.40      1,270,000     P-1      A-1+
   1,545,600  West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     3.41      1,545,600     P-1      A-1+
------------                                                                                         -----------
  15,736,600  Variable Rate Demand Instruments - Private Placements                                   15,736,600
------------                                                                                         -----------
Variable Rate Demand Instruments (5) (68.43%)
-----------------------------------------------------------------------------------------------------------------------------------
$  5,200,000  ABN AMRO MuniTops Certificate Trust 2002-33
              Port Authority of New York and New Jersey Consolidated Bonds -
              One Hundred Twenty-Eighth Series
              Insured by FSA                                                    11/01/10     2.22%   $ 5,200,000   VMIG-1

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================

                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,040,000  Adams County, PA IDA RB (Say Plastic Inc. Project) - Series 2007
              LOC Wachovia Bank, N.A.                                           08/01/32     2.25%   $ 2,040,000     P-1      A-1+
   1,345,000  Alabama Demopolis IDA (Gulf Opportunity Zone)
              LOC Compass Bank                                                  08/01/22     2.45      1,345,000     P-1       A-1
     250,000  Appling County Development Authority, GA
              (Georgia Power Hatch Project)                                     12/01/18     1.40        250,000   VIMG-1
   5,000,000  Arizona Spear Custody Receipts Retated to IDA of Chandler (4)
              LOC Deutsche Bank, A.G.                                           12/01/37     2.33      5,000,000
   3,000,000  Bay Medical Center, FL Hospital Revenue Refunding Bonds
              (Bay Medical Center Project) - Series 2007A
              LOC Regions Bank                                                  10/01/27     2.28      3,000,000   VMIG-1
     650,000  BB & T Municipal Trust Floater Certificates - Series 4000
              LOC Branch Banking And Trust Company                              07/01/18     2.34        650,000   VMIG-1
     475,000  Beaver County, PA IDA PCRB
              (First Energy Generation Corp.) - Series B
              LOC Royal Bank of Scotland, N.A.                                  12/01/41     2.16        475,000   VMIG-1     A-1+
   5,200,000  Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004 - A1
              Guaranteed by FNMA                                                08/15/37     2.15      5,200,000   VMIG-1
   2,750,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project - Series 2006
              LOC Citibank, N.A.                                                04/15/38     2.37      2,750,000              A-1+
   1,880,000  Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB
              (Delta Equine Center LLC Project) - Series 2007(4)
              LOC Branch Banking And Trust Company                              01/01/32     2.38      1,880,000
   1,150,000  Caledonia, WI IDRB
              (Quick Cable Corpoation Project) - Series 1998
              LOC Fifth Third Bank                                              12/01/18     2.34      1,150,000     P-1      A-1+
     635,000  California Statewide Communities Development Authority RB
              (North Peninsula Jewish Campus) - Series 2004
              LOC Bank of America, N.A.                                         07/01/34     0.90        635,000   VMIG-1
   5,355,000  Chicago, IL MHRB Putters Series 2054
              LOC FHA/GNMA                                                      12/20/39     2.56      5,355,000   VMIG-1
   5,605,000  Chicago IL MHRB (Sankofa Housing Project) - Series 2007B
              LOC Harris Trust                                                  12/01/08     2.20      5,605,000   VMIG-1
     965,000  City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25     3.25        965,000     P-1
   1,840,000  Cleveland - Cuyahoga County, OH Port Authority RB
              (CBT Project) - Series 2007
              LOC Charter One Bank                                              06/01/31     2.51      1,840,000     P-1      A-1+
   5,177,161  Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3        02/01/10     2.33      5,177,161   VMIG-1
     400,000  Cohasset MN RB
              (Minnesota Power & Light Co. Project) Series 1997A
              LOC LaSalle National Bank, N.A.                                   06/01/20     2.10        400,000              A-1+
   4,000,000  Cornerstar Metropolitan District RB in The City of Aurora, CO
              - Series 2007
              LOC Compass Bank                                                  12/01/37     2.29      4,000,000               A-1
   5,000,000  Colorado HFA (Boulder Community Hospital Project) - Series 2000
              LOC JPMorgan Chase Bank, N.A.                                     10/01/30     2.15      5,000,000   VMIG-1     A-1+

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Colorado HFA Solid Waste Disposal RB
              (Waste Management Incorporate Project)
              LOC Wachovia Bank, N.A.                                           08/01/38     2.20%   $ 3,000,000              A-1+
  4,200,000   Connecticut HEFA RB (Yale University) - Series T                  07/01/29     1.50      4,200,000   VMIG-1     A-1+
  1,000,000   Connecticut HEFA RB (Yale University) - Series U                  07/01/33     1.50      1,000,000   VMIG-1     A-1+
  4,175,000   Connecticut HEFA RB (Yale University) - Series U-1 & U-2          07/01/33     1.70      4,175,000   VMIG-1     A-1+
  5,925,000   Connecticut State Special Tax Obligation Bonds
              (Second Lien Transportation Infrastructure) - Series 1
              Insured by FSA                                                    12/01/10     2.09      5,925,000     P-1      A-1+
  2,000,000   County of Henry, OH Improvement RB (Henry County Hospital, Inc)
              Series 2006
              LOC Key Bank, N.A                                                 03/01/31     2.29      2,000,000     P-1      A-1
  1,000,000   Delaware State EDA Revenue (Delaware Hospice Inc Project)
              LOC Wilmington Trust Company                                      02/01/32     2.19      1,000,000   VMIG-1
  3,000,000   Development Authority of Fulton County, GA RB
              (Piedmont Healthcare Inc. Project) - Series 2007
              LOC SunTrust Bank                                                 06/01/37     2.09      3,000,000   VMIG-1
  5,365,000   Douglas County, NE IDRB (Phillips Manufacturing Project)
              - Series 2002
              LOC Wells Fargo Bank N.A                                          12/01/18     2.31      5,365,000              A-1+
  2,890,000   Elkhart County, IN EDRB
              (Reflex Industries Project) - Series 2007
              LOC Fifth Third Bank                                              12/01/27     2.34      2,890,000     P-1      A-1+
    300,000   Farmington, NM PCRB
              (Arizona Public Service Corp Four Corners Project) - Series B
              LOC Barclay Bank PLC                                              09/01/24     1.17        300,000     P-1      A-1+
  3,765,000   Floating Rate Trust Receipts - Series L29(New York State Dormitory
              Authority, St. Lukes - Roosevelt Hospital Center - Series 2005)
              Collateralized by FHA                                             08/15/25     2.20      3,765,000               A-1
  2,315,000   Florida State Board of Education (ROC RR II R-12211)              06/01/33     2.27      2,315,000              A-1+
  1,785,000   Franklin County, OH RB
              (The Villa at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                              10/01/22     2.17      1,785,000     P-1      A-1+
    720,000   Frisco City, AL IDRB (Standard Furniture Manufacturing Co. Inc.)
              LOC Royal Bank of Canada                                          11/01/09     2.32        720,000               A-1
  1,000,000   Fulton County, KY Industrial Building RB
              (Burke Parsons Bowlby Corporation Project)
              LOC Branch Banking And Trust Company                              07/01/26     2.38      1,000,000     P-1      A-1+
  1,350,000   Gainesville Florida IDRB (Heat Pipe Technology Project)
              LOC AmSouth Bank                                                  05/01/18     2.24      1,350,000     P-1       A-1
 10,000,000   Gainesville, FL Utilites System RB - Series 2007A                 10/01/36     2.00     10,000,000   VMIG-1     A-1+
  7,000,000   Greenwood County, SC (Fuji Photo Film, Inc Project)               09/01/11     2.38      7,000,000              A-1+
  1,000,000   Gwinnett County Development Authority, GA RB
              (Greater Atlanta Christian School, Inc. Project) - Series 2002
              LOC SunTrust Bank                                                 05/01/22     2.09      1,000,000   VMIG-1
  9,000,000   Maryland Health and Educationa Facilities Authority, RB
              (University of Maryland Medical System Project) - Series 2007A
              LOC Wachovia Bank, N.A.                                           07/01/34     2.07      9,000,000   VMIG-1     A-1+


The accompanying notes are an integral part of these financial statements.

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008


                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Illinois Development Finance Authority RB
              (Chicago Gear-D.O. James Corporation) - Series 2007
              LOC Fifth Third Bank                                              12/01/31     2.34%   $ 2,000,000     P-1      A-1+
   1,600,000  Illinois Development Finance Authority IDRB
              (US Acrylic, Inc. Project) - Series 2003
              LOC Fifth Third Bank                                              08/01/33     2.34      1,600,000     P-1      A-1+
   3,000,000  Illinois Development Finance Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle National Bank, N.A.                                   04/01/39     2.48      3,000,000               A-1
   2,625,000  Illinois Financial Authority, IL RB
              (Riverside Health System Project) - Series 2004
              LOC JPMorgan Chase Bank, N.A.                                     11/15/29     3.05      2,625,000   VMIG-1     A-1+
   3,700,000  Iowa Higher Education Loan Authority Private College Facility RB
              (University of Dubuque Project) - Series 2007
              LOC Northern Trust                                                04/01/35     1.30      3,700,000              A-1+
   1,450,000  Iredell County, NC Industrial Facilities & Pollution Control Funding
              (Riley Technologies Project) (4)
              LOC Branch Banking And Trust Company                              11/01/31     2.38      1,450,000
   3,055,000  Jacksonville, FL Economic Development Commission Special Facilities
              Airport RB (Holland Sheltair Aviation Group Project) - Series 2005-B1
              LOC Mellon Bank N.A.                                              05/01/35     2.28      3,055,000              A-1+
     500,000  Jacksonville, FL HFA Hospital Revenue
              (Baptist Medical Center) - Series 2003A
              LOC Bank of America, N.A.                                         08/15/33     1.25        500,000              A-1+
     280,000  Jay Street Development Corporation, Courts Facility Lease RB
              (New York City-Jay Street Corporation) Fiscal 2004,- Subseries A-1
              LOC Depfa Bank PLC                                                05/01/22     2.00        280,000   VMIG-1     A-1+
     900,000  Jefferson County, KY Industrial Building (R.C. TWAY Company,
              Kentucky Manufacturing Company Project) Series 1998
              LOC JPMorgan Chase Bank, N.A.                                     06/01/18     2.35        900,000     P-1      A-1+
   1,370,000  Jeffersontown, KY Lease Program RB
              (Kentucky League of Cities Fund Trust) - Series 2000
              LOC US Bank, N.A.                                                 03/01/30     2.25      1,370,000   VMIG-1
     300,000  King George County, VA IDA RB
              (Birchwood Power Partners Project) - Series 1995
              LOC Bank of Nova Scotia                                           11/01/25     1.52        300,000              A-1+
   2,400,000  La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000
              LOC Michigan National Bank                                        11/01/20     2.25      2,400,000     P-1      A-1+
   3,000,000  Lockport, IL IDRB (Panduit Corporation Project) - Series 1990
              LOC Fifth Third Bank                                              04/01/25     2.27      3,000,000              A-1+
     600,000  Loudoun County, VA IDA RB
              (Howard Hughes Medical Institute Project) - Series 2003C          02/15/38     1.50        600,000   VMIG-1     A-1+
  1,700,000   Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (4)                                05/01/29     2.27      1,700,000
     250,000  Manatee County, FL PCRB (FL Powers & Light Project) 1994          09/01/24     1.25        250,000   VMIG-1      A-1
   2,406,000  Marion County, FL IDA
              (Chambrel At Pinecastle Project) - Series 2002
              Guaranteed by FNMA                                                11/15/32     2.09      2,406,000              A-1+

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25     2.29%   $ 2,000,000     P-1      A-1+
    300,000   Massachusetts Water Resources Authority RB
              (Multi-Modal Subordinated Group) - Series 2002C
              LOC Landesbank Hessen                                             08/01/20     1.47        300,000   VMIG-1     A-1+
   3,000,000  Metropolitan Transportation Authority, NY
              Transportation  RB Series 2005E-1
              LOC Fortis Bank, S.A/N.V.                                         11/01/35     2.02      3,000,000   VMIG-1     A-1+
   7,000,000  Metropolitan Transportation Authority, NY
              Transportation  RB Series 2005E-2
              LOC Fortis Bank, S.A/N.V.                                         11/01/35     2.10      7,000,000   VMIG-1     A-1+
   1,500,000  Michigan State Strategic Fund Limited Obligation RB
              (Envelope Printery Inc Project)
              LOC Fifth Third Bank                                              03/01/27     2.34      1,500,000     P-1      A-1+
   2,200,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc.) - Series 2006
              LOC Fifth Third Bank                                              06/01/14     2.34      2,200,000     P-1      A-1+
   2,350,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007
              LOC Fifth Third Bank                                              04/01/37     2.34      2,350,000     P-1      A-1+
     920,000  Michigan State Strategic Fund  (Ilmor Engineering Incorporated)
              LOC Fifth Third Bank                                              03/01/36     2.34        920,000     P-1      A-1+
   1,740,000  Michigan State Strategic Fund (Sintel, Inc. Project) - Series 2005
              LOC Fifth Third Bank                                              10/01/30     2.34      1,740,000     P-1      A-1+
    580,000   Mississippi Home Corporation Single Family Mortgage RB
              Wachovia Merlots Trust Series 2000YYY
              Guaranteed by GNMA                                                12/01/31     2.30        580,000   VMIG-1
   3,000,000  Missouri State HEFA (Barnes Hospital)
              LOC JPMorgan Chase Bank, N.A.                                     12/01/15     2.15      3,000,000   VMIG-1     A-1+
     250,000  Montgomery, AL IDRB Pollution Control & Solid Waste Disposal
              (General Electric Company Project)                                05/01/21     1.10        250,000   VMIG-1     A-1+
     250,000  Montgomery, AL IDRB Municipal Electricity Authority of Georgia
              Insured by FSA                                                    01/01/26     1.50        250,000   VMIG-1     A-1+
   1,450,000  Nashville & Davidson County, TN
              (Wedgewood Tower Project) - Series 2004 A
              LOC AmSouth Bank                                                  06/01/34     2.41      1,450,000     P-1       A-1
   5,545,000  Nevada Housing Division MHRB
              (Golden Apartments) - Series 2007
              LOC Citibank, N.A.                                                10/01/42     2.25      5,545,000              A-1+
   2,165,000  Nevada Housing Division Multi-Unit Housing RB
              (Maryland Villas Project) -Series 1997
              LOC Federal Home Loan Bank                                        10/01/30     2.25      2,165,000              A-1+
   3,500,000  Neveda Housing Division MHRB (Golden Apartment Project)
              Guaranteed by FHLMC                                               10/01/37     2.25      3,500,000              A-1+
   2,000,000  New Jersey EDA (Stolthaven Perth Amboy Inc. Project) - Series A
              LOC Citibank, N.A.                                                01/15/18     0.98      2,000,000     P-1      A-1+
   1,000,000  New York Office of City Comptroller RB
              LOC JPMorgan Chase Bank, N.A.                                     02/15/16     2.00      1,000,000     P-1      A-1+

The accompanying notes are an integral part of these financial statements.
-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================

                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  6,085,000  New York City, NY GO Bonds - Series 1995 F-3
              LOC Morgan Guaranty Trust                                         02/15/13     1.95%   $ 6,085,000   VMIG-1     A-1+
   1,525,000  New York City HDC MHRB (100 Jane Street Development)
              Collateralized by FNMA                                            09/15/28     2.17      1,525,000              A-1+
   3,000,000  New York City Transitional Finance Authority RB - Series A-1      11/15/22     2.05      3,000,000   VMIG-1     A-1+
     250,000  New York State Dormitory Authority
              Guaranteed by GNMA                                                02/15/41     2.19        250,000              A-1
    435,000   Ohio, KY Air Quality Development Authority, PCRB
              (First Energy Generation Corp. Project)
              LOC Fifth Third Bank                                              10/01/20     2.34        435,000     P-1      A-1+
  1,500,000   Ohio State Air Quality Development Authority PCRB
              (Firstenergy Generation Corp.) - Series 2006A
              LOC Key Bank, N.A.                                                12/01/23     2.20      1,500,000   VMIG-1     A-1
   1,000,000  Olathe, KS IDRB Multi-Modal (Diamant Boart Project) - Series 1997A
              LOC Svenska Handelsbanken                                         03/01/27     2.35      1,000,000     P-1      A-1+
   1,200,000  Orange County, FL HFA (Windsor Pines Project) - Series 2000E
              LOC Bank of America, N.A.                                         03/01/35     2.37      1,200,000   VMIG-1
   1,100,000  Orange County, FL MHRB
              (Post Fountains at Lee Vista Project)- Series 1997E
              Collateralized by FNMA                                            06/01/25     2.20      1,100,000              A-1+
   1,200,000  Orland Park, IL IDRB (Panduit Corporation Project) - Series 1996
              LOC Fifth Third Bank                                              04/01/31     2.27      1,200,000              A-1+
     250,000  Orlando, FL Utilities Commission - Series B                       10/01/22     2.09        250,000   VMIG-1     A-1+
   8,000,000  Palm Beach County, FL EDFA  (Lynn University Project) - Series 2001
              LOC Bank of America, N.A.                                         11/01/21     2.10      8,000,000     P-1      A-1+
   2,000,000  Pennsylvania EDFA (Amtrak Project) - Series B of 2001
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41     2.28      2,000,000   VMIG-1     A-1+
   2,500,000  Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30     2.24      2,500,000     P-1      A-1+
   1,500,000  Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12     2.24      1,500,000     P-1      A-1+
  4,000,000   Port Authority of New York & New Jersey Versatile Structure
              Obligation RB- Series 3                                           06/01/20     1.10      4,000,000   VMIG-1     A-1+
   1,975,000  Port Bellingham, WA IDC
              (BP West Coast Products LLC Project) - Series 2003                03/01/38     1.35      1,975,000   VMIG-1     A-1+
   2,900,000  Port Orange, FL (Parmer College of Chiropractic Project)
              LOC LaSalle National Bank, N.A.                                   10/01/32     2.10      2,900,000              A-1
 15,990,000   Puerto Rico BB&T Municipal Trust Floater Series 2006
              Related to Puerto Rico Electric Power Authority - Series VV
              LOC Branch Banking And Trust Company                              07/01/32     2.27     15,990,000   VMIG-1
  3,500,000   Riesel IDC Solid Waste Disposal RB
              (Sandy Creek Energy Associated)
              LOC Credit Suisse                                                 10/01/42     2.28      3,500,000              A-1+
   1,800,000  Rockingham County, NC IDRB PCFA
              (Eden Customs Processing, LLC Project) Series 2004 (4)
              LOC Branch Banking And Trust Company                              01/01/17     2.38      1,800,000

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,925,000  Rockingham, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003 (4)
              LOC Branch Banking And Trust Company                              03/01/15     2.38%   $ 1,925,000
   7,650,000  Rome, GA Housing Authority MHRB
              (Ashland Park Apartment Project) - Series 2002
              LOC Union Planters Bank                                           07/01/34     2.42      7,650,000               A-1
    9,140,000 Sabine Neches Housing Finance Corporation, TX
              Single Family Mortgage RB RR II R-11208
              LOC GNMA/ FNMA /FHLMC                                             12/01/39     2.32      9,140,000   VMIG-1
    1,000,000 Savannah, GA EDA Solid Waste Disposal RB
              (Republic Services of Georgia Limited Partnership Project)
              LOC SunTrust Bank                                                 06/01/30     2.19      1,000,000   VMIG-1
   3,035,000  South Carolina Jobs EDA (Cannon Medical Hospital) - Series 2004A
              LOC National Bank of South Carolina                               06/01/24     2.36      3,035,000     P-1
   2,365,000  South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Bank And Trust Company                                 04/01/17     2.38      2,365,000   VMIG-1
   1,230,000  South Carolina Ridgeland Township RB (LRC Ridgeland LLC
              Project) - Series 2006A
              LOC Columbus Bank & Trust Company                                 09/01/21     2.36      1,230,000     P-1       A-1
   5,910,000  South Carolina Three Rivers Solid Waste Disposal Facilities
              - Series A
              LOC US Bank, N.A.                                                 10/01/08     2.75      5,910,000              A-1+
     800,000  Suffolk County, VA Redevelopment and Housing Authority MHRB
              (Oak Springs Apartments, LLC) - Series A
              Guaranteed by FHLMC                                               12/01/19     2.09        800,000   VMIG-1
   1,065,000  Suffolk County, VA Redevelopment & Housing Authority MHRB
              (Pembroke Crossing Apartments) - Series 1998 (4)
              LOC SunTrust Bank                                                 09/01/19     2.19      1,065,000
   1,100,000  Texas Calhoun County Navigation Port, RB
              (BP PLC) - Series 2003                                            01/01/24     1.35      1,100,000   VMIG-1     A-1+
   1,375,000  Tulsa, OK IDA (Indian Health Care Resource Center of Tulsa)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     3.50      1,375,000   VMIG-1     A-1+
     795,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Expansion Project) - Series 2001
              LOC Regions Bank                                                  11/01/24     2.45        795,000     P-1      A-1
   1,375,000  Tuscaloosa County, AL IDA
              (Automotive Carridor, LLC Expansion Project) - Series 2001(4)
              LOC Regions Bank                                                  10/01/21     2.45      1,375,000
     265,000  University of North Carolina at Chapel Hill RB - Series 2001 B    12/01/25     2.08        265,000   VMIG-1     A-1+
   4,800,000  University of North Carolina COPs
              (Chapel Hill Foundation Project) - Series 1989
              LOC Bank of America, N.A.                                         10/01/09     2.08      4,800,000   VMIG-1
   1,520,000  Upper Illinois River Valley IDA RB
              (Advance Flexible Composites) Series A(4)
              LOC LaSalle National Bank, N.A.                                   06/01/25     2.41      1,520,000
     300,000  Utah Transit Authority Sales Tax RB Adj-Sub-Series A
              LOC Fortis Bank S.A./N.V.                                         06/15/36     1.40        300,000   VMIG-1     A-1+
   4,450,000  Volusia County, FL IDA RB (Intellitech Project)
              LOC LaSalle National Bank, N.A.                                   10/01/37     2.20      4,450,000              A-1+


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008
===============================================================================

                                                                                                                    Ratings  (1)
                                                                                                                  -----------------
    Face                                                                         Maturity  Current       Value             Standard
   Amount                                                                          Date   Coupon (2)   (Note 1)   Moody's  & Poor's
---------                                                                          ----   ----------   --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  4,500,000  Volusia County, FL IDA RB (West Volusia Family YMCA Project)
              LOC SunTrust Bank                                                 12/01/27     2.14%   $ 4,500,000   VMIG-1
   2,725,000  Washington State EDFA
              (Summer Building LLC Project) - Series 2005F
              LOC Key Bank, N.A.                                                12/01/30     2.36      2,725,000     P-1      A-1
     250,000  Washington State HFC
              LOC Allied Irish Bank, PLC                                        07/01/33     1.13        250,000   VMIG-1     A-1
     970,000  Washington State HFC Putters - Series 1335
              LOC GNMA/FNMA/FHLMC                                               12/01/09     2.56        970,000   VMIG-1
   2,800,000  Washington State HFC MHRB  -
              (Seasons Apartment Project) Series 2006
              Collateralized by FNMA                                            12/15/40     2.40      2,800,000   VMIG-1
   2,095,000  Washington State HFC Putters 1335
              LOC GNMA/FNMA                                                     12/01/23     1.50      2,095,000   VMIG-1
   1,045,000  Wauwatosa, WI Housing Authority RB
              (Hart Park Square Project)
              LOC Marshall & Ilsley Bank                                        03/01/34     2.47      1,045,000     P-1      A-1
   2,100,000  West Des Moines, IA RB Woodgrain Millwork Inc Project)-Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10     2.46      2,100,000     P-1      A-1+
   3,010,000  Will-Kankakee Regional Development Authority, IL IDRB - Series A
              LOC Fifth Third Bank                                              08/01/36     2.34      3,010,000     P-1      A-1+
   1,000,000  Wisconsin State HEFA
              (Indian Community School of Wilwaukee) - Series 2006
              LOC JPMorgan Chase Bank, N.A.                                     12/01/36     3.50      1,000,000   VMIG-1
   2,375,000  Wisconsin Sturtevant IDRB (SLJB LLC Inc. Project) - Series 1997
              LOC Fifth Third Bank                                              05/01/12     2.40      2,375,000     P-1      A-1+
------------                                                                                       -------------
 335,273,161  Total Variable Rate Demand Instruments                                                 335,273,161
------------                                                                                       -------------
              Total Investments (97.74%) (Cost $478,910,292+)                                        478,910,292
              Cash and other assets, net of liabilities (2.26%)                                       11,060,237
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 489,970,529
                                                                                                   =============
              +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

2) The interest rate shown reflects the security's current coupon, unless yield is available.

3)   The maturity date indicated for the put bonds is the next put date

4) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

5) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


KEY:
      AMT      =  Alternate Minimum Tax                         GNMA      =  Government National Mortgage Association

      BAN      =  Bond Anticipation Note                        GO        =  General Obligation

      COPs     =  Certificates of Participation                 IDA       =  Industrial Development Authority

      EDA      =  Economic Development Authority                IDC       =  Industrial Development Corporation

      EDC      =  Economic Development Corporation              IDRB      =  Industrial Development Revenue Bond

      EDFA     =  Economic Development Finance Authority        LOC       =  Letter of Credit

      EDRB     =  Economic Development Revenue Bond             MHRB      =  Multi-Family Housing Revenue Bond

      FHA      =  Federal Housing Authority                     PCFA      =  Pollution Control Finance Authority

      FHLMC    =  Federal Home Loan Mortgage Association        PCRB      =  Pollution Control Revenue Bond

      FNMA     =  Federal National Mortgage Association         RDRB      =  Residential Development Revenue Bond

      FSA      =  Financial Security Assurance                  RB        =  Revenue Bond

      HDC      =  Housing Development Corporation               RN        =  Revenue Note

      HEFA     =  Health and Education Facilities Authority     TAN       =  Tax Anticipation Note

      HFA      =  Housing Finance Authority                     TRAN      =  Tax and Revenue Anticipation Note

      HFC      =  Housing Finance Commission



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
MARCH 31, 2008
===============================================================================


------------------------- ----------------------------- ------------------------------
         States                      Value                     % of Portfolio
------------------------- ----------------------------- ------------------------------
Alabama                           $   4,485,000                       0.94%
Arizona                               5,000,000                       1.04
Arkansas                              1,433,045                       0.30
California                            8,311,000                       1.73
Colorado                             14,455,000                       3.02
Connecticut                          15,300,000                       3.19
Delaware                              1,000,000                       0.21
District of Columbia                 10,000,000                       2.09
Florida                              55,026,000                      11.49
Georgia                              13,150,000                       2.75
Illinois                             40,069,412                       8.37
Indiana                               5,290,000                       1.10
Iowa                                  7,802,001                       1.63
Kansas                                1,000,000                       0.21
Kentucky                              9,565,000                       2.00
Louisiana                             1,880,000                       0.39
Maryland                             14,245,000                       2.97
Massachusetts                           300,000                       0.06
Michigan                             23,523,700                       4.91
Minnesota                             9,765,722                       2.04
Mississippi                             580,000                       0.12
Missouri                             11,504,089                       2.40
Nebraska                              5,365,000                       1.12
Nevada                               11,210,000                       2.34
New Jersey                           11,000,000                       2.30
New Mexico                              300,000                       0.06
New York                             31,755,000                       6.63
North Carolina                       10,240,000                       2.14
Ohio                                 21,063,837                       4.40
Oklahoma                              7,552,161                       1.58
Pennsylvania                         18,520,899                       3.87
Puerto Rico                          15,990,000                       3.34
South Carolina                       19,540,000                       4.08
Tennessee                             1,450,000                       0.30
Texas                                27,471,813                       5.74
Utah                                  1,845,600                       0.38
Vermont                              12,000,000                       2.51
Virginia                              2,765,000                       0.58
Washington                           10,815,000                       2.26
Wisconsin                            16,341,013                       3.41
------------------------- ----------------------------- ------------------------------
Total                             $ 478,910,292                    100.00%
------------------------- ----------------------------- ------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
===============================================================================


ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      478,910,292
  Cash..............................................................................               8,525,961
  Accrued interest receivable.......................................................               3,022,703
  Prepaid expenses..................................................................                  26,517
  Other assets......................................................................                     232
                                                                                          ------------------
         Total assets...............................................................             490,485,705
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................                 150,480
  Accrued expenses..................................................................                 136,685
  Dividends payable.................................................................                 228,011
                                                                                          ------------------
         Total liabilities..........................................................                 515,176
                                                                                          ------------------
  Net assets........................................................................      $      489,970,529
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 4)...........................      $      489,904,129
  Accumulated net realized gains....................................................                  11,145
  Accumulated undistributed net investment income ..................................                  55,255
                                                                                          ------------------
  Net assets........................................................................      $      489,970,529
                                                                                          ==================

Net asset value, per share (Note 4):
Class Name                                          Net Assets          Shares Outstanding       Net Asset Value
Institutional Shares........................         $3,855,993              3,857,231                 $1.00
Institutional Service Shares................           $110,286                110,321                 $1.00
Short Term Income Shares....................        $93,232,518             93,262,456                 $1.00
Retail Shares...............................       $170,909,248            170,964,128                 $1.00
Advantage Shares............................       $221,862,484            221,933,725                 $1.00



* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2008
===============================================================================


INVESTMENT INCOME
Income:
    Interest........................................................................    $       14,939,976
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................               522,579
    Administration fee..............................................................               217,741
    Shareholder servicing fee (Institutional Service Shares)........................                    34
    Shareholder servicing fee (Short Term Income Shares)............................               286,621
    Shareholder servicing fee (Retail Shares).......................................               368,822
    Shareholder servicing fee (Advantage Shares)....................................               429,065
    Distribution fee (Short Term Income Shares).....................................               515,918
    Distribution fee (Retail Shares)................................................               958,938
    Distribution fee (Advantage Shares).............................................             1,287,195
    Sub-Accounting fee (Advantage Shares)...........................................               171,626
    Custodian expenses..............................................................                23,898
    Shareholder servicing and related shareholder expenses+.........................               176,151
    Legal, compliance and filing fees...............................................               379,131
    Audit and accounting............................................................               133,279
    Trustees' fees and expenses.....................................................                27,313
    Other...........................................................................                 7,110
                                                                                        ------------------
    Total expenses..................................................................             5,505,421
          Less: Fees waived ........................................................            (1,401,562)
                 Expense paid indirectly ...........................................                (3,281)
                                                                                        ------------------
    Net expenses....................................................................             4,100,578
                                                                                        ------------------
    Net investment income...........................................................            10,839,398
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments....................................................                34,502
                                                                                        ------------------
Increase in net assets from operations..............................................    $       10,873,900
                                                                                        ==================

+ Includes class specific transfer agency expenses of $334, $3, $57,324, and $73,236 for the Institutional, Institutional Service, Short Term Income, and Retail Shares, respectively.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
===============================================================================

                                                                                               Commencement of Operations
                                                                         Year Ended             October 30, 2006 through
                                                                       March 31, 2008                 March 31, 2007
                                                                       --------------                 --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $    10,839,398             $      1,499,539
    Net realized gain on investments..............................              34,502                       -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................          10,873,900                    1,499,539
Dividends to shareholders from net investment income:
    Institutional Shares.........................................              (47,801)                    (117,822)
    Institutional Service Shares .................................                (377)                         (12)
    Short Term Income Shares .....................................          (3,142,101)                     (99,509)
    Retail Shares.................................................          (3,506,790)                    (106,568)
    Advantage Shares..............................................          (4,142,329)                  (1,175,628)
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (10,839,398)                  (1,499,539)
                                                                       ---------------             ----------------
Capital share transactions (Note 4):
    Institutional Shares..........................................           3,847,231                       10,000
    Institutional Service Shares..................................             100,321                       10,000
    Short Term Income Shares......................................          (5,174,033)                  57,915,009
    Retail Shares.................................................          73,422,037                   41,816,875
    Advantage Shares..............................................          85,387,834                  136,545,892
    Net asset value of shares issued in connection with merger Cortland
    Municipal into Retail Shares (Note 5).........................           6,256,528                       -0-
    Net asset value of shares issued in connection with merger Daily Tax
    Free Class A into Retail Shares (Note 5)......................          28,913,828                       -0-
    Net asset value of shares issued in connection with merger Daily Tax
    Free Class B into Short Term Income Shares (Note 5)...........          40,438,840                       -0-
    Net asset value of shares issued in connection with merger Daily Tax
    Free Thornburg Shares into Retail Shares (Note 5).............          20,445,665                       -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................         253,638,251                  236,297,776
                                                                       ---------------             ----------------
    Total increase ...............................................         253,672,753                  236,297,776
Net assets:
    Beginning of year.............................................         236,297,776                      -0-
                                                                       ---------------             ----------------
     End of year..................................................     $   489,970,529             $    236,297,776
                                                                       ===============             ================
Undistributed net investment income...............................     $        55,255             $        -0-
                                                                       ===============             ================


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================


Institutional shares                                                            Commencement of Operations
--------------------                                       Year Ended            October 30, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.033                        0.006
   Net realized and unrealized gain(loss)  on investments       0.000                         --
                                                            ---------                   ----------
   Total from investment operations....................         0.033                        0.006
                                                            ---------                   ----------
Less distributions from:
   Dividends from net investment income................        (0.033)                      (0.006)
   Net realized gain on investments....................        (0.000)                       (--)
                                                            ---------                   ----------
   Total Distributions.................................        (0.033)                      (0.006)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         3.35%                        0.60%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $   3,856                   $      10
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.20%                        0.20%(c)
   Net investment income...............................         2.87%                        3.44%(c)
   Management and administration fees waived...........         0.13%                        0.16%(c)
   Expenses paid indirectly............................         0.00%                         --


Institutional Service shares                                                   Commencement of Operations
----------------------------                               Year Ended            March 19, 2007 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.030                        0.001
   Net realized and unrealized gain(loss)  on investments       0.000                         --
                                                            ---------                   ----------
   Total from investment operations....................         0.030                        0.001
Less distributions from:
   Dividends from net investment income................        (0.030)                      (0.001)
   Net realized gain on investments....................         0.000                         --
                                                            ---------                   ----------
   Total Distributions.................................        (0.030)                      (0.001)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         3.09%                        0.12%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $     110                   $       10
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.45%                        0.42%(c)
   Net investment income...............................         2.81%                        3.25%(c)
   Management and administration fees waived...........         0.13%                        0.16%(c)
   Transfer Agency Accoount fees waived................         0.01%                         --
   Expenses paid indirectly............................         0.00%                         --

(a)      Unannualized
(b)      Includes expenses paid indirectly
(c)      Annualized

The accomapnying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================


Short Term Income shares                                                        Commencement of Operations
------------------------                                   Year Ended            February 20, 2007 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.027                        0.003
   Net realized and unrealized gain(loss)  on investments       0.000                         --
                                                            ---------                   ----------
   Total from investment operations....................         0.027                        0.003
                                                            ---------                   ----------
Less distributions from:
   Dividends from net investment income................        (0.027)                      (0.003)
   Net realized gain on investments....................        (0.000)                       (--)
                                                            ---------                   ----------
   Total Distributions.................................        (0.027)                      (0.003)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         2.78%                        0.29%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $  93,233                   $   57,915
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         0.76%                        0.76%(c)
   Net investment income...............................         2.74%                        2.89%(c)
   Management and administration fees waived...........         0.13%                        0.16%(c)
   Distribution fees waived............................         0.17%                        0.17%(c)
   Expenses paid indirectly............................         0.00%                         --

Retail shares                                                                  Commencement of Operations
-------------                                             Year Ended            December 8, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.025                        0.008
   Net realized and unrealized gain(loss)  on investments       0.000                         --
                                                            ---------                   ----------
   Total from investment operations....................         0.025                        0.008
                                                            ---------                   ----------
Less distributions from:
   Dividends from net investment income................        (0.025)                      (0.008)
   Net realized gain on investments....................         --                           (--)
                                                            ---------                   ----------
   Total Distributions.................................        (0.025)                      (0.008)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         2.54%                        0.84%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 170,909                   $   41,817
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.00%                        1.00%(c)
   Net investment income...............................         2.38%                        2.65%(c)
   Management and administration fees waived...........         0.13%                        0.16%(c)
   Distribution fees waived............................         0.13%                        0.10%(c)
   Transfer Agency Account fees waived.................          --                          0.03%(c)
   Expenses paid indirectly............................         0.00%                         --


(a)      Unannualized
(b)      Includes expenses paid indirectly
(c)      Annualized

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
===============================================================================

                                                                                Commencement of Operations
Advantage shares                                          Year Ended            November 2, 2006 through
Per Share Operating Performance:                         March 31, 2008               March 31, 2007
                                                         --------------               --------------
(for a share outstanding throughout the year)
Net asset value, beginning of year.....................     $   1.00                    $    1.00
                                                            ---------                   ----------
Income from investment operations:
   Net investment income...............................         0.025                        0.011
   Net realized and unrealized gain(loss)  on investments       0.000                         --
                                                            ---------                   ----------
   Total from investment operations....................         0.025                        0.011
Less distributions from:
   Dividends from net investment income................        (0.025)                      (0.011)
   Net realized gain on investments....................        (0.000)                       (--)
                                                            ---------                   ----------
   Total Distributions.................................        (0.025)                      (0.011)
                                                            ---------                   ----------
Net asset value, end of year...........................     $   1.00                    $    1.00
                                                            =========                   ==========
Total Return...........................................         2.52%                        1.09%(a)
Ratios/Supplemental Data
Net assets, end of year (000's)........................     $ 221,862                   $ 136,546
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................         1.02%                        1.02%(c)
   Net investment income...............................         2.41%                        2.65%(c)
   Management and administration fees waived...........         0.13%                        0.16%(c)
   Distribution fees waived............................         0.16%                        0.16%(c)
   Sub-Accounting fees waived..........................         0.10%                        0.10%(c)
   Expenses paid indirectly............................         0.00%                         --

(a)      Unannualized
(b)      Include expenses paid indirectly
(c)      Annualized


The accompanying notes are an integral part of these financial statements.

              [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies

Daily Income Fund (the "Fund") is a, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as "Portfolio"). Each portfolio has five core classes of stock authorized, Institutional, Institutional Service, Investor, Short Term Income, and Retail shares. The Money Market and U.S. Treasury Portfolios have Pinnacle shares. In addition, the Money Market, U.S. Government and Municipal Portfolios consist of the Advantage Primary Liquidity, Advantage Government Liquidity and Advantage Municipal Liquidity shares ("Advantage shares"). The Money Market Portfolio also consists of the money market Xpress shares ("Xpress shares"). The Institutional Service, Investor, Short Term Income, Retail, Advantage, and Xpress shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Institutional and Pinnacle shares are not subject to a service fee. The Investor, Short Term Income, Retail, Advantage, and Xpress shares of each Portfolio are also subject to a distribution fee pursuant to each Portfolio's Distribution plan. The Institutional, Institutional Service and Pinnacle shares are not subject to a distribution fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the years ended March 31, 2008 and 2007 class specific expenses of the Fund are limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Commencement of operations for each of the share classes began as follows:

                                        Money Market        U.S. Treasury       U.S. Government         Municipal
      Share classes                       Portfolio           Portfolio            Portfolio            Portfolio
      -------------                       ---------           ---------            ---------            ---------
 Institutional shares............         May 13, 1994    November 18, 1996    October 30, 2006     October 30, 2006
 Institutional Service shares....        April 3, 1995    November 29, 1995      March 19, 2007       March 19, 2007
 Investor shares.................    November 28, 2006    February 21, 2007          Not Active           Not Active
 Short Term Income shares........    February 12, 2007     November 2, 2006          Not Active    February 20, 2007
 Retail shares...................    November 28, 2006    December 12, 2006   December 12, 2006     December 8, 2006
 Pinnacle shares.................        July 29, 1999        July 29, 1999                 N/A           Not Active
 Advantage shares................     November 1, 2006                  N/A    November 2, 2006     November 2, 2006
 Xpress shares...................        June 20, 2007                  N/A                 N/A                  N/A

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1%from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

   b) Repurchase Agreements -
     The Money Market, U.S. Treasury and U.S. Government Portfolios may enter into repurchase agreements In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

   d) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

-------------------------------------------------------------------------------



===============================================================================
1. Summary of Accounting Policies (continued)

   e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   g) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Sub-Accounting and Administration Agreement, Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting and administrative services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting and Administrative Agreement, the Distributor receives from the Fund a fee equal to 0.10% per annum of the average daily net assets of the Advantage shares.

The Fund and the Distributor, have entered into a Shareholder Servicing Agreement and Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from the Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class's average daily net assets as follows:

                                        Shareholder Servicing Fees       Distribution Fees
                                        --------------------------       -----------------
Institutional Service Shares................       .25%                         -0-
Investor Shares.............................       .25%                         .20%
Short Term Income Shares....................       .25%                         .45%
Retail Shares...............................       .25%                         .65%
Advantage Shares............................       .25%                         .75%
Xpress Shares...............................       .25%                         .75%

For the year ended March 31, 2008, the following fees were voluntarily waived by the Manager, Distributor and shareholder servicing agent:

                                                Money Market     U.S. Treasury     U.S. Government       Municipal
                                                 Portfolio         Portfolio          Portfolio          Portfolio
                                                 ---------         ---------          ---------          ---------
Investment management fees..................       $-0-              $-0-            $183,850          $351,430
Administration fees.........................  1,274,289           440,292             223,801           217,741
Shareholder servicing fees - Institutional
Service shares..............................     23,541               -0-                 -0-               -0-
Distribution fees - Investor shares.........     89,496           103,286                 N/A               N/A
Distribution fees - Short Term Income shares     17,452            47,774                 N/A           194,903
Distribution fees - Retail shares...........  1,820,818             4,682             141,013           191,259
Distribution fees - Advantage shares........  5,608,617               N/A             541,233           274,602
Sub-Accounting fees - Advantage shares......  3,317,775               N/A             338,271           171,626
Sub-Accounting fees - Xpress shares.........    325,782               N/A                 N/A               N/A
Transfer agency fees - Institutional shares.     36,856               -0-                 -0-               -0-
Transfer agency fees - Institutional Service
shares......................................        -0-               -0-                 -0-                 1
Transfer agency fees - Pinnacle shares......      9,895               -0-                 N/A               N/A
                                            -----------          --------          ----------        ----------
Total.......................................$12,524,521          $596,034          $1,428,168        $1,401,562
                                            ===========          ========          ==========        ==========

The Manager, Distributor and Shareholder Servicing Agent have no right to recoup prior fee waivers.

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, and the New Jersey Daily Municipal Income Fund, Inc. Effective January 1, 2008 the annual retainer was changed to $60,000 and the annual fees payable to the Lead Independent Director, the Audit Committee Chairman and the Compliance Oversight Committee Chairman were changed to $13,800, $9,200 and $9,200, respectively.

Pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund, Reich & Tang Services, Inc. as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Fund or
(ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Fund. For the year ended March 31, 2008 these fees after waivers amounted to:

                                     Money Market    U.S. Treasury     U.S. Government      Municipal
                                      Portfolio        Portfolio          Portfolio         Portfolio
                                      ---------        ---------          ---------         ---------
                                 Amount     %      Amount     %      Amount     %       Amount      %
                                 ------    ---     ------    ---    -------   ----      ------     ---
 Institutional shares........    $85,564   0.01%  $125,294   0.02%     $ 1     *         $335       *
 Institutional Service shares     52,568   0.02%    51,032   0.02%      60     0.02%        1       *
 Pinnacle shares.............     24,273   0.01%    11,298   0.02%     N/A                N/A
 Investor shares.............    116,301   0.05%   100,862   0.05%     N/A                N/A
 Short Term Income shares....    153,042   0.05%    76,926   0.05%     N/A             57,243    0.05%
 Retail shares...............    653,671   0.05%     1,626   0.05%  54,581     0.05%   73,777    0.05%
                              ----------          --------         -------           --------
    Total.................... $1,085,419          $367,038         $54,642           $131,356
                              ==========          ========         =======           ========


* Per account

The Delafield Fund, Inc., an affiliate invests its excess cash under the Rule 12d-1 of the 1940 Act into the Daily Income Fund - Money Market Portfolio - Institutional Class Shares. For the period October 11, 2007 through March 31, 2008, The Delafield Fund has invested an average of $92,135,872 and as of March 31, 2008, has an investment of $66,451,000. Natixis Global Asset Management, LP ("NGAM LP"), the parent company of the Manager, invests a portion of its excess cash balances in Daily Income Fund - Money Market Portfolio - Institutional shares. For the year ended March 31, 2008, NGAM LP has invested an average of $368,310,413 and as of March 31, 2008 has an investment of $41,909,617. Also, on a daily basis, the Manager, Distributor and Transfer Agent invest their excess cash in Daily Income Fund which is considered an immaterial amount.

3. Compensating Balance Arrangement and Other Transactions

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement with the Daily Income Fund Municipal Portfolio, which would allow the Portfolio to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On March 31, 2008 the cash balance was $8,271,632.

For the year ended March 31, 2008, the breakdown of expenses paid indirectly by the Fund were as follows:


                                                Money Market      U.S. Treasury     U.S. Government      Municipal
                                                  Portfolio         Portfolio          Portfolio         Portfolio
                                                  ---------         ---------          ---------         ---------
Custodian expenses............................      $2,530          $ 12,014               $-0-            $3,281
                                                    ======          ========            ========          =======

-------------------------------------------------------------------------------



===============================================================================

4. Transactions in Shares of Beneficial Interest

At March 31, 2008, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions were as follows:


Money Market Portfolio                               Year Ended                             Year Ended
                                                   March 31, 2008                         March 31, 2007
                                                   --------------                         --------------
   Institutional Shares                       Net Assets          Shares           Net Assets          Shares
------------------------                   ---------------  ---------------      --------------   --------------
Sold...................................... $14,990,645,052   14,990,645,052      $3,532,193,281    3,532,193,281
Issued on reinvestment of dividends.......      29,569,001       29,569,001          30,075,742       30,075,742
Redeemed.................................. (14,908,254,816) (14,908,254,816)     (3,295,417,121)  (3,295,417,121)
                                           ---------------  ---------------      --------------   --------------
     Net increase (decrease).............. $   111,959,237      111,959,237      $  266,851,902      266,851,902
                                           ===============  ===============      ==============   ==============

Institutional Service Shares                  Net Assets          Shares           Net Assets          Shares
----------------------------               ---------------  ---------------      --------------   --------------
Sold...................................... $ 1,810,227,955    1,810,227,955      $2,353,647,274    2,353,647,274
Issued on reinvestment of dividends.......      12,054,054       12,054,054          11,234,194       11,234,194
Redeemed..................................  (1,829,537,807)  (1,829,537,807)     (2,321,066,724)  (2,321,066,724)
                                           ---------------  ---------------      --------------   --------------
     Net increase (decrease).............. $    (7,255,798)      (7,255,798)     $   43,814,744       43,814,744
                                           ===============  ===============      ==============   ==============

                                                                                    Commencement of Operations
                                                                                     November 28, 2006 through
                                                                                          March 31, 2007
                                                                                          --------------
   Investor Shares                            Net Assets          Shares           Net Assets          Shares
------------------                        ----------------  ---------------      --------------   --------------
Sold......................................$    895,721,451      895,721,451      $  326,218,371      326,218,371
Issued on reinvestment of dividends.......       9,881,325        9,881,325             231,079          231,079
Redeemed..................................    (878,345,327)    (878,345,327)       (174,502,593)    (174,502,593)
Shares issued with merger.................     137,343,403      137,343,403              -0-               -0-
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$    164,600,852      164,600,852      $  151,946,857      151,946,857
                                          ================  ===============      ==============   ==============

                                                                                    Commencement of Operations
                                                                                     February 12, 2007 through
                                                                                         March 31, 2007
                                                                                         --------------
   Short Term Income Shares                   Net Assets          Shares           Net Assets          Shares
---------------------------               ----------------  ---------------      --------------   --------------
Sold......................................$  1,927,769,280    1,927,769,280      $  216,561,971      216,561,971
Issued on reinvestment of dividends.......       8,493,927        8,493,927              76,285           76,285
Redeemed..................................  (1,736,593,469)  (1,736,593,469)       (159,541,535)    (159,541,535)
Shares issued with merger.................      40,741,544       40,741,544              -0-               -0-
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$    240,411,282      240,411,282      $   57,096,721       57,096,721
                                          ================  ===============      ==============   ==============

                                                                                    Commencement of Operations
                                                                                     November 28, 2006 through
                                                                                          March 31, 2007
                                                                                          --------------
   Retail Shares                              Net Assets          Shares           Net Assets          Shares
----------------                          ----------------  ---------------      --------------   --------------
Sold......................................$  4,656,278,890    4,656,278,890      $1,938,862,432    1,938,862,432
Issued on reinvestment of dividends.......      52,018,793       52,018,793           2,713,087        2,713,087
Redeemed..................................  (4,203,101,571)  (4,203,101,571)     (1,043,671,566)  (1,043,671,566)
Shares issued with merger.................      36,753,053       36,756,343              -0-               -0-
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$    541,949,165      541,952,455      $  897,903,953      897,903,953
                                          ================  ===============      ==============   ==============

                                                                                            Year Ended
                                                                                          March 31, 2007
                                                                                          --------------
   Pinnacle Shares                            Net Assets          Shares           Net Assets          Shares
------------------                        ----------------  ---------------      --------------   --------------
Sold......................................$    206,875,371      206,875,371      $  191,582,537      191,582,537
Issued on reinvestment of dividends.......       8,159,098        8,159,098           7,811,634        7,811,634
Redeemed..................................    (207,849,882)    (207,849,882)       (163,048,227)    (163,048,227)
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$      7,184,587        7,184,587      $   36,345,944       36,345,944
                                          ================  ===============      ==============   ==============


-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


4. Transactions in Shares of Beneficial Interest (continued)

                                                                                      Commencement of Operations
Money Market Portfolio                               Year Ended                        November 1, 2006 through
                                                   March 31, 2008                         March 31, 2007
                                                   --------------                         --------------
   Advantage Shares                           Net Assets         Shares            Net Assets          Shares
------------------------                   ---------------  ---------------      --------------   --------------
Sold...................................... $ 4,908,390,896    4,908,390,896      $4,544,671,364   $4,544,671,364
Issued on reinvestment of dividends.......     135,201,857      135,201,857          34,760,496       34,760,496
Redeemed..................................  (4,705,503,694)  (4,705,503,694)     (1,465,843,369)  (1,465,843,369)
                                           ---------------  ---------------      --------------   --------------
     Net increase (decrease).............. $   338,089,059      338,089,059      $3,113,588,491   $3,113,588,491
                                           ===============  ===============      ==============   ==============

                                            Commencement of Operations
                                             June 20, 2007 through
                                                 March 31, 2007
                                                 --------------

Xpress Shares                                Net Assets          Shares
-------------                              ---------------  ---------------
Sold...................................... $ 2,717,706,062    2,717,706,062
Issued on reinvestment of dividends.......      31,077,996       31,077,996
Redeemed..................................  (2,476,571,781)  (2,476,571,781)
                                           ---------------  ---------------
     Net increase (decrease).............. $   272,212,871      272,212,871
                                           ===============  ===============

U.S. Treasury Portfolio                              Year Ended                          Year Ended
                                                   March 31, 2008                      March 31, 2007
                                                   --------------                      --------------
   Institutional Shares                     Net Assets       Shares               Net Assets       Shares
-----------------------                   --------------    --------------      --------------  --------------
Sold.................................     $4,536,481,973     4,536,481,973      $3,095,014,636   3,095,014,636
Issued on reinvestment of dividends..         27,132,074        27,132,074           8,283,894       8,283,894
Redeemed.............................     (4,609,122,550)   (4,609,122,550)     (3,342,758,467) (3,342,758,467)
                                          --------------    --------------      --------------  --------------
     Net increase (decrease).........     $  (45,508,503)      (45,508,503)     $ (239,459,937)   (239,459,937)
                                          ==============    ==============      ==============  ==============

   Institutional Service Shares             Net Assets         Shares             Net Assets       Shares
-------------------------------           --------------    --------------      --------------  --------------
Sold.................................     $1,379,265,207     1,379,265,207      $1,017,713,607   1,017,713,607
Issued on reinvestment of dividends..          9,245,471         9,245,471           6,373,235       6,373,235
Redeemed.............................     (1,306,263,009)   (1,306,263,009)     (1,079,293,656) (1,079,293,656)
                                          --------------    --------------      --------------  --------------
     Net increase (decrease).........     $   82,247,669        82,247,669      $  (55,206,814)    (55,206,814)
                                          ==============    ==============      ==============  ==============

                                                                                     Commencement of Operations
                                                                                      February 21, 2007 through
                                                                                            March 31, 2007
                                                                                            --------------
   Investor Shares                            Net Assets       Shares              Net Assets      Shares
------------------                        --------------    --------------      --------------  --------------
Sold.................................     $  915,435,582       915,435,582      $  281,725,704     281,725,704
Issued on reinvestment of dividends..          7,365,733         7,365,733             176,886         176,886
Redeemed.............................       (840,690,743)     (840,690,743)       (146,991,867)   (146,991,867)
Shares issued with merger............         53,257,284        53,257,284               -0-             -0-
                                          --------------    --------------      --------------  --------------
     Net increase (decrease).........     $  135,367,856       135,367,856      $  134,910,723     134,910,723
                                          ==============    ==============      ==============  ==============

                                                                                     Commencement of Operations
                                                                                      November 2, 2006 through
                                                                                            March 31, 2007
                                                                                            --------------
   Short Term Income Shares                 Net Assets       Shares               Net Assets      Shares
---------------------------               --------------    --------------      --------------  ---------------
Sold.................................     $  825,189,251       825,189,251      $   46,491,785       46,491,785
Issued on reinvestment of dividends..          4,502,404         4,502,404             266,519          266,519
Redeemed.............................       (693,274,372)     (693,274,372)        (24,094,981)     (24,094,981)
Shares issued with merger............         15,759,403        15,759,403               -0-              -0-
                                          --------------    --------------      --------------  ---------------
     Net increase (decrease).........     $  152,176,686       152,176,686      $   22,663,323       22,663,323
                                          ==============    ==============      ==============  ===============


-------------------------------------------------------------------------------



===============================================================================

4. Transactions in Shares of Beneficial Interest (continued)

                                                                                Commencement of Operations
                                                    Year Ended                   December 12, 2006 through
                                                   March 31,2008                       March 31, 2007
                                                   -------------                       --------------
U.S. Treasury Portfolio
   Retail Shares                               Net Assets          Shares           Net Assets          Shares
----------------                          ---------------     -------------      --------------     ------------
Sold......................................$     71,335,591       71,335,591      $    3,448,689        3,448,689
Issued on reinvestment of dividends.......          58,708           58,708               4,406            4,406
Redeemed..................................     (50,789,515)     (50,789,515)         (3,081,550)      (3,081,550)
                                          ----------------    -------------      --------------     ------------
     Net increase (decrease)..............$     20,604,784       20,604,784      $      371,545          371,545
                                          ================    =============      ==============     ============


                                                                                            Year Ended
                                                                                          March 31, 2007
                                                                                          --------------
   Pinnacle Shares                            Net Assets          Shares           Net Assets          Shares
------------------                        ----------------    -------------      --------------     ------------
Sold......................................$     98,444,058       98,444,058      $   53,982,889       53,982,889
Issued on reinvestment of dividends.......       2,191,008        2,191,008           1,572,612        1,572,612
Redeemed..................................     (69,631,426)     (69,631,426)        (44,432,493)     (44,432,493)
                                          ----------------    -------------      --------------     ------------
     Net increase (decrease)..............$     31,003,640       31,003,640      $   11,123,008       11,123,008
                                          ================    =============      ==============     ============

U.S. Government Portfolio                                  Year Ended                  Commencement of Operations
                                                         March 31, 2008                   October 30, through
                                                                                             March 31, 2007
                                                         --------------                      --------------
   Institutional Shares (a)                   Net Assets          Shares           Net Assets          Shares
--------------------------                ----------------    -------------      --------------     ------------
Sold......................................$         10,429           10,429      $       10,000           10,000
Issued on reinvestment of dividends.......             473              473              -0-               -0-
Redeemed..................................         (10,429)         (10,429)             -0-               -0-
                                          ----------------    -------------      --------------     ------------
     Net increase (decrease)..............$            473              473      $       10,000           10,000
                                          ================    =============      ==============     ============

                                                                                    Commencement of Operations
                                                                                        March 19, 2007 through
                                                                                          March 31, 2007
                                                                                          --------------
   Institutional Service Shares (a)           Net Assets          Shares           Net Assets          Shares
----------------------------------        ----------------    -------------      --------------     ------------
Initial Investment made by NATIXIS (b)....$                                      $   35,000,000       35,000,000
Sold......................................       3,610,769        3,610,769              10,000           10,000
Issued on reinvestment of dividends.......           9,972            9,972             244,835          244,835
Redeemed..................................      (3,295,012)      (3,295,012)        (35,244,835)     (35,244,835)
                                          ----------------    -------------      --------------     ------------
     Net increase (decrease)..............$        325,729          325,729      $       10.000           10.000
                                          ================    =============      ==============     ============

                                                                                     Commencement of Operations
                                                                                     December 12, 2006 through
                                                                                          March 31, 2007
                                                                                          --------------
   Retail Shares                              Net Assets          Shares           Net Assets          Shares
-----------------                         ----------------    -------------      --------------     ------------
Sold......................................$    960,561,944      960,561,944      $  124,415,380      124,415,380
Issued on reinvestment of dividends.......       3,731,782        3,731,782             101,389          101,389
Redeemed..................................    (918,089,313)    (918,089,313)        (67,465,599)     (67,465,599)
Shares issued with merger.................      56,013,618       56,026,352              -0-               -0-
                                          ----------------    -------------      --------------     ------------
     Net increase (decrease)..............$    102,218,031      102,230,765      $   57,051,170       57,051,170
                                          ================    =============      ==============     ============

                                                                                    Commencement of Operations
                                                                                     November 2, 2006 through
                                                                                          March 31, 2007
                                                                                          --------------
   Advantage Shares                           Net Assets          Shares           Net Assets          Shares
-------------------                       ----------------    -------------      --------------     ------------
Sold......................................$  1,006,741,134    1,006,741,134      $  302,636,615      302,636,615
Issued on reinvestment of dividends.......      11,591,409       11,591,409           2,087,366        2,087,366
Redeemed..................................    (549,727,342)    (549,727,342)       (110,896,630)    (110,896,630)
                                          ----------------    -------------      --------------     ------------
     Net increase (decrease)..............$    468,605,201      468,605,201      $  193,827,351      193,827,351
                                          ================    =============      ==============     ============

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


4. Transactions in Shares of Beneficial Interest (continued)

Municipal Portfolio                                                                     Commencement of Operations
                                                           Year Ended                     October 30,2006 through
                                                         March 31, 2008                       March 31, 2007
                                                         --------------                       --------------
   Institutional Shares (a)                   Net Assets          Shares           Net Assets          Shares
----------------------------              ----------------  ---------------      --------------   --------------
Sold......................................$     10,521,314       10,521,314      $       10,000           10,000
Issued on reinvestment of dividends.......          44,000           44,000              -0-               -0-
Redeemed..................................      (6,718,083)      (6,718,083)             -0-               -0-
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$      3,847,231        3,847,231      $       10,000           10,000
                                          ================  ===============      ==============   ==============

                                                                                     Commencement of Operations
                                                                                      March 19, 2007 through
                                                                                          March 31, 2007
                                                                                          --------------
   Institutional Service Shares (a)           Net Assets          Shares           Net Assets          Shares
----------------------------------        ----------------  ---------------      --------------   --------------
Initial Investment made by NATIXIS (b)....$                                      $   25,000,000       25,000,000
Sold......................................         110,288          110,288              10,000           10,000
Issued on reinvestment of dividends.......             321              321             117,810          117,810
Redeemed..................................         (10,288)         (10,288)        (25,117,810)     (25,117,810)
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$        100,321          100,321      $       10.000           10.000
                                          ================  ===============      ==============   ==============

                                                                                    Commencement of Operations
                                                                                     February 20, 2007 through
                                                                                          March 31, 2007
                                                                                          --------------
   Short Term Income Shares                   Net Assets          Shares           Net Assets          Shares
---------------------------               ----------------  ---------------      --------------   --------------
Sold......................................$  1,121,360,019    1,121,360,019      $   98,421,212       98,421,212
Issued on reinvestment of dividends.......       2,765,057        2,765,057              32,790           32,790
Redeemed..................................  (1,129,299,109)  (1,129,299,109)        (40,538,993)     (40,538,993)
Shares issued with merger.................      40,438,840       40,521,480              -0-               -0-
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$     35,264,807       35,347,447      $   57,915,009       57,915,009
                                          ================  ===============      ==============   ==============

                                                                                   Commencement of Operations
                                                                                     December 8, 2006 through
                                                                                          March 31, 2007
                                                                                          --------------
   Retail Shares                              Net Assets          Shares           Net Assets          Shares
----------------                          ----------------  ---------------      --------------   --------------
Sold......................................$    917,892,821      917,892,821      $  146,464,053      146,464,053
Issued on reinvestment of dividends.......       3,335,826        3,335,826              60,003           60,003
Redeemed..................................    (847,806,610)    (847,806,610)       (104,707,181)    (104,707,181)
Shares issued with merger.................      55,616,021       55,725,216              -0-               -0-
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$    129,038,058      129,147,253      $   41,816,875       41,816,875
                                          ================  ===============      ==============   ==============

                                                                                    Commencement of Operations
                                                                                     November 2, 2006 through
                                                                                          March 31, 2007
                                                                                          --------------
   Advantage Shares                           Net Assets          Shares           Net Assets          Shares
-------------------                       ----------------  ---------------      --------------   --------------
Sold......................................$    697,837,046      697,837,046      $  310,727,491      310,727,491
Issued on reinvestment of dividends.......       4,230,809        4,230,809           1,009,357        1,009,357
Redeemed..................................    (616,680,021)    (616,680,021)       (175,190,956)    (175,190,956)
                                          ----------------  ---------------      --------------   --------------
     Net increase (decrease)..............$     85,387,834       85,387,834      $  136,545,892      136,545,892
                                          ================  ===============      ==============   ==============

(a) On March 19, 2007 Reich & Tang Asset Management, LLC invested $10,000 in each of the Institutional and Institutional classes of the U.S. Government Portfolio and Municipal Portfolios. The amounts are equivalent to less than 1% of total net assets of each Portfolio. On December 7, 2007, Reich & Tang Asset Management, LLC redeemed $10,000 from the U.S. Government Portfolio Institutional Service Shares and $10,000 from the Municipal Portfolio Institutional Shares.

(b) The U.S. Government and Municipal Portfolios commenced operations on October 30, 2006 with seed money investment of $60,000,000 from Natixis Global Asset Management, LP, an affiliate of the Manager. The U.S.
     Government Portfolio received $35,000,000 and the Municipal Portfolio received $25,000,000. The entire amount for both Portfolios was redeemed on December 19, 2006.

-------------------------------------------------------------------------------



===============================================================================

5. Transfer of Net Assets

On November 19, 2007, the Fund acquired assets and liabilities of the Cortland Trust, Inc., the Daily Tax Free Income Fund, Inc. and the Short Term Income Fund, Inc., pursuant to a plan of reorganization approved by the Cortland Trust, Inc., the Daily Tax Free Income Fund, Inc. and the Short Term Income Fund, Inc. on November 5, 2008. Total net assets of the Cortland Trust, Inc., the Daily Tax Free Income Fund, Inc. and the Short Term Income Fund, Inc. were as follows:


                                                  Investor                   Short Term                   Retail
      Money Market Portfolio                       Shares                   Income Shares                 Shares
Cortland Trust, Inc. - Cortland General
 Money Market Portfolio                             N/A                           N/A                   36,753,053
Short Term Income Fund, Inc. - Money
Market Portfolio - Class A                          N/A                       40,741,544                    N/A
Short Term Income Fund, Inc. - Money
Market Portfolio - Class B                       137,343,403                      N/A                       N/A

                                                  Investor                   Short Term                   Retail
      U.S. Treasury Portfolio                      Shares                   Income Shares                 Shares

Short Term Income Fund, Inc. - U.S.
Government Portfolio - Class A                      N/A                       15,759,403                    N/A
Short Term Income Fund, Inc. - U.S.
Government Portfolio - Class B                   53,257,284                       N/A                       N/A

                                                  Investor                   Short Term                   Retail
      U.S. Government Portfolio                    Shares                  Income Shares                  Shares

Cortland Trust, Inc. - Cortland U.S.
Government Portfolio                                N/A                           N/A                   56,013,618

                                                  Investor                    Short Term                  Retail
      Municipal Portfolio                          Shares                  Income Shares                  Shares

Cortland Trust, Inc. - Municipal
 Money Market Portfolio - Cortland Shares           N/A                           N/A                    6,256,528
Daily Tax Free Income Fund, Inc. - Class A          N/A                           N/A                   28,913,828
Daily Tax Free Income Fund, Inc. - Thornburg Shares N/A                           N/A                   20,445,665


Total net assets immediately after the transfer were:

                                             Money Market         U.S. Treasury     U.S. Government           Municipal
                                               Portfolio            Portfolio          Portfolio              Portfolio
                                               ---------            ---------          ---------              ---------
Net Assets...........................      $7,977,528,224        $1,508,011,873       $533,345,255         $528,676,295
                                           ==============        ==============       ============         ============


The total net assets of Cortland General Money Market Portfolio included losses of $3,290 which were offset to capital. The total net assets of Cortland Government Portfolio included accumulated losses of $12,734. The total net assets of Cortland Municipal Portfolio included accumulated losses of $6,957 and undistributed income of $20,102. The total net assets of Daily Tax Free Income Fund, Inc. included accumulated losses of $16,399. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue code of 1986, as amended.

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
===============================================================================

6. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2008 and 2007 were as follows:


                             Money Market             U.S. Treasury           U.S. Government            Municipal
                              Portfolio                 Portfolio                Portfolio               Portfolio
                              ---------                 ---------                ---------               ---------
                       2008         2007           2008         2007          2008      2007         2008        2007
                       ----         ----           ----         ----          ----      ----         ----        ----
 Ordinary Income   $281,728,508 $95,364,473     $49,756,628  $43,582,659  $15,087,433 $2,896,549   $    1,883   $-0-
 Tax-Exempt Income $-0-         $-0-            $-0-         $-0-         $-0-        $-0-         $10,837,515  $1,499,539


At March 31, 2008, the Fund had capital loss transactions available for Federal income tax purposes and to be applied against future gains, if any. The capital loss transactions were as follows:


                                                   Capital Loss                 Capital Loss             Expiration of
                                                     Utilized                    Remaining               Carryforwards
Money Market Portfolio                              -0-                         $    233                   2016
U.S. Treasury Portfolio                             -0-                            -0-                      N/A
U.S. Government Portfolio                           -0-                           12,734                   2014
                                                                                  54,070                   2016
                                                                                --------
   Total U.S. Government Portfolio                                                66,804*
Municipal Portfolio                                12,856                          1,309                   2010
                                                                                   2,234                   2014
                                                                                   6,958                   2015
                                                                                --------
   Total Municipal Portfolio                                                      10,501*


* Subject to IRC limitations.

At March 31, 2008, there were no distributable earnings for the Money Market Portfolio and U.S. Treasury Portfolio. The U.S. Government Portfolio had $42,484 of distributable earnings. The Municipal Portfolio had $55,255 of distributable earnings.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions and open tax years upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

7. New Accounting Pronouncement

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

===============================================================================


To The Board of Trustees and Shareholders of
Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (constituting Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
May 30, 2008

-------------------------------------------------------------------------------
DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2008, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

                                                          Qualified Interest
                                                                Income
                                                                -------
Daily Income Fund - Money Market Portfolio                          29%
Daily Income Fund - U.S. Treasury Portfolio                        100%
Daily Income Fund - U.S. Government Portfolio                      100%


TAX EXEMPT INCOME DISTRIBUTION

For the fiscal year ended March 31, 2008, the Municipal Portfolio paid tax-exempt distributions in the amount of $10,837,515.

-------------------------------------------------------------------------------
DAILY INCOME FUND
BOARD APPROVAL OF INVESTMENT MANAGEMENT CONTRACT
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

     On March 11, 2008, the Board of Trustees (the "Trustees") of the Daily Income Fund (the "Fund") approved the continuance of the Investment Management Contract. Specifically, with regards to the approval of the continuance of the Investment Management Contract, the Trustees of the Fund had considered the following factors:

   1)    The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.

   2)    The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund's Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a "Portfolio" and together, the "Portfolios"), on an absolute basis and as compared to various Lipper peer group categories for the one-month and one-, three-, five- and ten-year periods ended December 31, 2007 for the Money Market Portfolio and U.S. Treasury Portfolio and for the one-month and one-year periods ended December 31, 2007 for the U.S. Government Portfolio and Municipal Portfolio. The peer group categories included: (i) an asset-based peer group of institutional money market funds, as classified by Lipper, as the peer group for the Money Market Portfolio; an asset-based peer group of institutional U.S. Treasury money market funds, as classified by Lipper, as the peer group for the U.S. Treasury Portfolio; an asset-based peer group of U.S. government money market funds, as classified by Lipper, as the peer group for the U.S. Government Portfolio; and an asset- based peer group of tax-exempt money market funds, as classified by Lipper, as the peer group for the Municipal Portfolio
("performance group 1"); (ii) a competitors' class peer group for the Portfolios, representing other institutional money market funds that are considered to be competitors of the Money Market Portfolio with similar distribution channels; other institutional U.S. Treasury money market funds that are considered to be competitors of the U.S. Treasury Portfolio with similar distribution channels; other U.S. Government money market funds that are considered to be competitors of the U.S. Government Portfolio with similar distribution channels; and other tax-exempt money market funds and one institutional tax-exempt money market fund that are considered to be competitors of the Municipal Portfolio with similar distribution channels ("performance group 2"); (iii) a peer group for the Money Market Portfolio of all institutional money market funds regardless of asset size or primary channel of distribution; a peer group for the U.S. Treasury Portfolio of all institutional U.S. Treasury money market funds regardless of asset size or primary channel of distribution; a peer group for the U.S. Government Portfolio of all retail U.S. Government money market funds regardless of asset size or primary channel of distribution; a peer group for the Municipal Portfolio of all retail tax-exempt money market funds regardless of asset size or primary channel of distribution ("performance universe"); and (iv) for the Money Market Portfolio and U.S. Treasury Portfolio only, other funds with similar investment objectives to the Money Market Portfolio and the U.S. Treasury Portfolio that are advised or sub-advised by the Manager. These peer groups are referred to collectively as the "Peer Groups." The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Portfolios. The Trustees used each
Portfolio's   performance  against  their  respective  Peer  Groups  to  provide objective comparative benchmarks against which they could assess each Portfolio's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given each Portfolio's investment objectives, strategies, limitations and restrictions. In reviewing each Portfolio's performance, the Trustees noted that while the U.S. Government Portfolio's and

-------------------------------------------------------------------------------
DAILY INCOME FUND
BOARD APPROVAL OF INVESTMENT MANAGEMENT CONTRACT (CONTINUED)
(UNAUDITED)
===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, CONTINUED

   2)    The performance of the Fund and the Manager, continued.

Municipal Portfolio's gross performance was at the bottom end of the range for their respective Peer Groups for the one-year period, the Trustees noted that overall the gross performance of the Portfolios against their respective Peer Groups was satisfactory. In particular, the Trustees noted that (i) the Money Market Portfolio's ranking against its Lipper performance universe was in the 1st quintile for the one-month, one-year and five-year periods and the 2nd quintile for the three-year and ten-year periods; (ii) the U.S. Treasury
Portfolio's ranking against its Lipper performance universe was in the 1st quintile for the one-month and ten-year periods and the 3rd quintile for the one-year, three-year and five-year periods; (iii) the U.S. Government Portfolio's ranking against its Lipper performance universe was in the 3rd quintile for the one-month period and the 5th quintile for the one-year period; and (iv) the Municipal Portfolio's ranking against its Lipper performance universe was in the 1st quintile for the one-month period and the 4th quintile for the one-year period (the 1st quintile is the highest quintile).

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees' consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Portfolios against the advisory fees charged to the funds in their respective Peer Groups and each Portfolio's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Groups were slightly smaller). The Trustees also considered comparative total fund expenses of each class of the Portfolios and their respective Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio's management fee was reasonable in light of these factors.

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2006. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract. In reviewing the Manager's profitability reports, the Trustees and the Manager discussed the Manager's associated costs and the impact of such costs on the Manager's net profitability. The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to

 ------------------------------------------------------------------------------



===============================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, CONTINUED

experience significant asset growth. In the event of significant asset growth in the future, the Trustees determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

   5)    Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination..

-------------------------------------------------------------------------------
DAILY INCOME FUND
RESULTS OF PROXY
SHORT TERM INCOME FUND, INC.
SPECIAL MEETINGS OF SHAREHOLDERS, NOVEMBER 5, 2007
(UNAUDITED)
===============================================================================

A Special Meeting of the Shareholders of the Short Term Income Fund, Inc. (the "Fund"), was held at the offices of the Fund, 600 Fifth Avenue, New York, New York on November 5, 2007, at 9:00 A.M., Eastern time to approve the Agreements and Plans of Reorganization and Liquidation between Daily Income Fund and the Fund.

The results of the voting are as follows:


Money Market Portfolio                        Shares                       % of                       % of
Class A Shares                                 Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------
   For                                    39,420,664.20                    77.69%                    98.51%
   Against                                   272,012.36                     0.54%                     0.68%
   Abstain                                   323,013.80                     0.64%                     0.81%

Money Market Portfolio                        Shares                       % of                       % of
Class B Shares                                 Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

   For                                    74,234,277.01                    54.89%                    95.78%
   Against                                 1,884,334.93                     1.39%                     2.43%
   Abstain                                 1,388,211.13                     1.03%                     1.79%

US Government Portfolio                       Shares                       % of                       % of
Class A Shares                                 Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

   For                                     7,882,170.11                    53.80%                    79.15%
   Against                                 1,854,489.36                    12.66%                    18.62%
   Abstain                                   221,709.37                     1.51%                     2.23%

US Government Portfolio                       Shares                       % of                       % of
Class B Shares                                 Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

   For                                    29,858,116.31                    58.57%                    98.68%
   Against                                    83,809.73                     0.16%                     0.28%
   Abstain                                   315,684.87                     0.62%                     1.04%


-------------------------------------------------------------------------------
DAILY INCOME FUND
RESULTS OF PROXY
CORTLAND TRUST, INC.
SPECIAL MEETINGS OF SHAREHOLDERS, NOVEMBER 5 and 6, 2007
(UNAUDITED)
===============================================================================
                                                                 -83-
On November 5, 2007, at 9:00 A.M., Eastern time, a Special Meeting of the Shareholders of Cortland Trust, Inc. (the "Fund"), was held at the offices of the Fund, 600 Fifth Avenue, New York, New York to approve the Agreements and Plans of Reorganization and Liquidation between Daily Income Fund and the Fund.

The results of the voting are as follows:

CORTLAND TRUST, INC.
SPECIAL MEETING OF SHAREHOLDERS, NOVEMBER 5, 2007


                                              Shares                       % of                       % of
Cortland Government                            Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------
   For                                    35,554,827.03                   58.82%                     96.38%
   Against                                   853,547.98                    1.41%                      2.31%
   Abstain                                   481,443.37                    0.80%                      1.31%

                                              Shares                       % of                       % of
Cortland General Money Market                  Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

   For                                    14,337,902.75                   37.97%                     94.53%
   Against                                   214,099.34                    0.57%                      1.41%
   Abstain                                   615,406.78                    1.63%                      4.06%

                                              Shares                       % of                       % of
Cortland Municipal                             Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

   For                                     2,524,650.67                   38.21%                     99.84%
   Against                                     1,729.17                    0.03%                      0.07%
   Abstain                                     2,192.92                    0.03%                      0.09%


On November 6, 2007, at 9:00 A.M., Eastern time, a Special Meeting of the Shareholders of Cortland Trust, Inc. (the "Fund"), was held at the offices of the Fund, 600 Fifth Avenue, New York, New York to approve the Agreements and Plans of Reorganization and Liquidation between Daily Income Fund and the Fund.

The results of the voting are as follows:

CORTLAND TRUST, INC.
SPECIAL MEETING OF SHAREHOLDERS, NOVEMBER 6, 2007


                                              Shares                       % of                       % of
Cortland General Money Market                  Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------
   For                                    18,409,360.76                   48.75%                     95.73%
   Against                                   214,099.34                    0.57%                      1.11%
   Abstain                                   606,691.78                    1.61%                      3.15%

                                              Shares                       % of                       % of
Cortland Municipal                             Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

   For                                     3,323,768.49                   50.31%                     99.88%
   Against                                     1,729.17                    0.03%                      0.05%
   Abstain                                     2,192.92                    0.03%                      0.07%


-------------------------------------------------------------------------------
DAILY INCOME FUND
RESULTS OF PROXY
DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, NOVEMBER 5, 2007
(UNAUDITED)
===============================================================================

A Special Meeting of the Shareholders of Daily Tax Free Income Fund, Inc. (the "Fund"), was held at the offices of the Fund, 600 Fifth Avenue, New York, New York on November 5, 2007, at 9:00 A.M., Eastern time to approve the Agreements and Plans of Reorganization and Liquidation between Daily Income Fund and the Fund.

The results of the voting are as follows:


                                              Shares                       % of                       % of
Class A Shares                                 Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------
   For                                    15,007,503.260                  71.91%                     98.55%
   Against                                    16,413.100                   0.08%                      0.11%
   Abstain                                   204,460.890                   0.98%                      1.34%

                                              Shares                       % of                       % of
Class B Shares                                 Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

  For                                     34,369,982.210                  81.13%                     97.62%
   Against                                   605,738.900                   1.43%                      1.72%
   Abstain                                   232,138.560                   0.55%                      0.66%

                                              Shares                       % of                       % of
Thornburg Shares                               Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------

   For                                     9,639,516.610                  50.01%                     98.39%
   Against                                    68,341.800                   0.35%                      0.70%
   Abstain                                    89,772.510                   0.47%                      0.91%


                          [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND
TRUSTEES AND OFFICERS INFORMATION
(UNAUDITED)
===============================================================================

                                                  Trustees and Officers Information
                                                          March 31, 2008(1)

--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------

--------------------  Position(s)Term of Office        Principal Occupation(s)            Number of             Other
 Name, Address(2),     Held with and Length of               During Past                Portfolios in       Directorships
      and Age            Fund    Time Served(3)                5 Years                  Fund Complex           held by
                                                                                         Overseen by           Director
                                                                                          Director
---------------------- --------- --------------- ------------------------------------ ------------------ -------------------
Disinterested Directors:
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
 Albert R. Dowden,     Trustee     Since 2006    Corporate Director/Trustee for       Director/Trustee   Director/Trustee
 Age 66                                          Annuity & Life Re (Holdings) Ltd.,   of seven           for Annuity &
                                                 Boss Group, Ltd., Homeowners of      portfolios         Life Re
                                                 American Holding Corporation, AIM                       (Holdings) Ltd.,
                                                 Funds and CompuDyne Corporation.                        Boss Group, Ltd.,
                                                                                                         Homeowners of
                                                                                                         America Holding
                                                                                                         Corporation, AIM
                                                                                                         Funds and
                                                                                                         CompuDyne
                                                                                                         Corporation.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
 Carl Frischling,      Trustee     Since 2006    Partner of Kramer Levin Naftalis &   Director/Trustee   Director of the AIM
 Esq., Age 71                                    Frankel LLP (a law firm) with        of seven           Funds.
                                                 which he has been associated with    portfolios
                                                 since 1994.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Edward A. Kuczmarski,   Trustee    Since 2006    Certified Public Accountant and      Director/Trustee   Trustee of the
 Age 58                                          Partner  of Hays & Company LLP       of eleven          Empire
                                                 since 1980.                          portfolios         Builder Tax Free
                                                                                                         Bond Fund and
                                                                                                         Director of ISI
                                                                                                         Funds.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
 William Lerner,       Trustee     Since 2006    Self-employed consultant to          Director/Trustee   Director of
 Esq., Age 71                                    business entities and                of seven           MTM Technologies,
                                                 entrepreneurs for corporate          portfolios         Inc. and Coach
                                                 governance and corporate                                Industries Group,
                                                 secretarial services.                                   Inc.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Dr. W. Giles Mellon,   Trustee     Since 1987    Professor Emeritus of Business       Director/Trustee          N/A
 Age 77                                          Administration in the Graduate       of ten portfolios
                                                 School of Management, Rutgers
                                                 University with which he has been
                                                 associated with since 1966.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
 James L. Schultz,     Trustee     Since 2006    Self-employed as a consultant.       Director/Trustee   Director of
 Age 71                                                                               of seven           Computer Research,
                                                                                      portfolios         Inc.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
 Robert Straniere,     Trustee     Since 1987    Owner, Straniere Law Firm since      Director/Trustee   Director of Sparx
 Esq,                                            1980, NYS Assemblyman from 1981 to   of ten portfolios  Japan Funds
 Age 67                                          2004. Partner, Hantor-Davidoff law
                                                 firm since May, 2006. Partner,
                                                 Gotham Global Group since June,
                                                 2005. President, NYC Hot Dog Co.,
                                                 since November, 2005. Counsel at
                                                 Fisher & Fisher from 1995 to 2006.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
 Dr. Yung Wong,        Trustee     Since 1987    Managing Director of Abacus          Director/Trustee          N/A
 Age 69                                          Associates, an investment firm,      of ten portfolios
                                                 since 1996.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------



-------------------------------------------------------------------------------



===============================================================================


                                                  Trustees and Officers Information
                                                          March 31, 2008(1)

--------------------- ----------- --------------- --------------------------------------- ----------------- ------------------

--------------------  Position(s) Term of Office         Principal Occupation(s)             Number of             Other
 Name, Address(2),    Held with   and Length of                During Past                 Portfolios in       Directorships
      and Age            Fund     Time Served(3)                 5 Years                    Fund Complex          held by
                                                                                            Overseen by          Director
                                                                                              Director
------------------------------------- --------------- ------------ ---------------------- ----------- ------------------------
Interested Directors/Officers:
--------------------- ----------- --------------- --------------------------------------- ----------------- ------------------
Steven W. Duff,       Trustee(4)    Since 1994    President and Chief Executive Officer   Director/Trustee        None
Age 54                                            of Reich & Tang Asset Management, LLC   and/or Officer
                                                  ("RTAM, LLC"), a registered Investment  of ten
                                                  Advisor, and Chief Investment Officer   portfolios
                                                  of the Mutual Funds Division of RTAM,
                                                  LLC.  Associated with RTAM, LLC since
                                                  1994.  Mr. Duff is also
                                                  Director/Trustee of six other funds in
                                                  the Reich & Tang Fund Complex. Prior
                                                  to December 2007, Mr. Duff was
                                                  President of the Fund and President
                                                  of eight other funds in the Reich &
                                                  Tang Fund Complex, Director of Pax
                                                  World Money Market Fund, Inc.,
                                                  Principal Executive Officer of
                                                  Delafield Fund, Inc., and President
                                                  and Chief Executive Officer of Tax
                                                  Exempt Proceeds Fund, Inc. Mr. Duff
                                                  also serves as a Director of Reich &
                                                  Tang Services, Inc. and Director,
                                                  Chief Executive Officer and President
                                                  of Reich & Tang Distributors, Inc.
--------------------- ----------- --------------- --------------------------------------- ----------------- ------------------
--------------------- ----------- --------------- --------------------------------------- ----------------- ------------------
Christopher           Chief         Since 2007    Vice President, Chief Compliance              N/A                N/A
Brancazio,            Compliance                  Officer, AML Officer and Secretary of
Age 42                 Officer                    RTAM, LLC since September 2007. Mr.
                                                  Brancazio is also Chief Compliance
                                                  Officer and AML Officer of eight other
                                                  funds in the Reich & Tang Fund
                                                  Complex. From February 2007 to August
                                                  2007, Mr. Brancazio was a Compliance
                                                  Officer at Bank of New York Asset
                                                  Management. From March 2002 to
                                                  February 2007, Mr. Brancazio served as
                                                  Vice President, Chief Compliance
                                                  Officer, and AML Officer of Trainer
                                                  Wortham & Co. Inc., and the Trainer
                                                  Wortham Mutual Funds.  Mr. Brancazio
                                                  also serves as Vice President, Chief
                                                  Compliance Officer, AML Officer and
                                                  Secretary of Reich & Tang Services,
                                                  Inc. and Reich & Tang Distributors,
                                                  Inc.
--------------------- ----------- --------------- --------------------------------------- ----------------- ------------------
Richard De Sanctis,   Vice          Since 2005    Executive Vice President and Chief            N/A                N/A
Age 51                President                   Operating Officer of RTAM LLC and
                                                  Reich & Tang Services, Inc. Associated
                      Treasurer                   with RTAM, LLC since 1990.  Mr. De
                      and           1994-2004     Sanctis is also Vice President of
                      Assistant                   eight other funds in the Reich & Tang
                      Secretary                   Fund Complex, and serves as Executive
                                                  Vice President and Chief Financial
                                                  Officer of Reich & Tang Distributors,
                                                  Inc.  Prior to December 2004, Mr. De
                                                  Sanctis was Treasurer and Assistant
                                                  Secretary of eleven funds in the Reich
                                                  & Tang Fund Complex and Vice
                                                  President, Treasurer and Assistant
                                                  Secretary of Cortland Trust, Inc.
--------------------- ----------- --------------- --------------------------------------- ----------------- ------------------


-------------------------------------------------------------------------------
DAILY INCOME FUND
TRUSTEES AND OFFICERS INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================

                                                  Trustees and Officers Information
                                                          March 31, 2008(1)

--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------

--------------------  Position(s)Term of Office        Principal Occupation(s)            Number of             Other
 Name, Address(2),     Held with and Length of               During Past                Portfolios in       Directorships
      and Age            Fund    Time Served(3)                5 Years                  Fund Complex           held by
                                                                                         Overseen by           Director
                                                                                          Director
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Interested Directors/Officers (continued):
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Joseph Jerkovich,     Chief        Since 2008    Senior Vice President and Chief             N/A                N/A
Age 40                Financial                  Financial Officer of RTAM, LLC and
                       Officer                   of Reich & Tang Service Inc.
                                                 Associated with RTAM, LLC since
                                                 September 2004. Mr. Jerkovich is
                                                 Vice President of eight other funds
                                                 in the Reich & Tang Fund Complex
                                                 and is also Senior Vice President
                                                 and Controller of Reich & Tang
                                                 Distributors, Inc.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Michael Lydon,        President    Since 2007    Executive Vice President of RTAM,    Director/Trustee          N/A
Age 44                and                        LLC and President and Chief               of nine
                      Director                   Executive Officer of the Mutual         portfolios
                                                 Funds division of RTAM, LLC.
                                                 Associated with RTAM, LLC since
                      Vice        2005 - 2007    January 2005.  Mr. Lydon was Vice
                      President                  President at Automatic Data
                                                 Processing from July 2000 to
                                                 December 2004.  Mr. Lydon is also
                                                 President and Director /Trustee of
                                                 four other funds in the Reich &
                                                 Tang Fund Complex, President to New
                                                 York Daily Tax Free Income Fund,
                                                 Inc., Director of Pax World Money
                                                 Market Fund, Inc., Principal
                                                 Executive Officer of Delafield
                                                 Fund, Inc., and President and Chief
                                                 Executive Officer of Tax Exempt
                                                 Proceeds Fund, Inc.  Mr. Lydon also
                                                 serves as President and Chief
                                                 Executive Officer for Reich & Tang
                                                 Services, Inc.  Prior to 2007, Mr.
                                                 Lydon was Vice President of eleven
                                                 other Funds in the Reich & Tang
                                                 Fund Complex.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Christine Manna,      Secretary    Since 2007    Vice President and Assistant                N/A                N/A
Age 37                                           Secretary of RTAM, LLC. Ms. Manna
                                                 is also Secretary of eight other
                                                 funds in the Reich & Tang Complex.
                                                 Ms. Manna has been associated with
                                                 RTAM, LLC and its predecessors
                                                 since June 1995. Ms. Manna is also
                                                 Vice President and Assistant
                                                 Secretary of Reich & Tang Services,
                                                 Inc. and Reich & Tang Distributors,
                                                 Inc.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------


-------------------------------------------------------------------------------



===============================================================================


                                                  Trustees and Officers Information
                                                          March 31, 2008(1)

--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------

--------------------  Position(s)Term of Office        Principal Occupation(s)            Number of             Other
 Name, Address(2),     Held with and Length of               During Past                Portfolios in       Directorships
      and Age            Fund    Time Served(3)                5 Years                  Fund Complex           held by
                                                                                         Overseen by           Director
                                                                                          Director
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Interested Directors/Officers (continued):
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Anthony Pace,         Treasurer    Since 2004    Vice President of RTAM, LLC since           N/A                N/A
Age 42                and                        September 2004.  Mr. Pace was a
                      Assistant                  Director of a Client Service Group
                      Secretary                  at GlobeOp Financial Services,
                                                 Inc. from May 2002 to August 2004
                                                 and Controller/Director of Mutual
                                                 Fund Administration for Smith
                                                 Barney Funds Management LLC and
                                                 Salomon Brothers Asset Management
                                                 Inc. from 1998 to May 2002.  Mr.
                                                 Pace is also Treasurer and
                                                 Assistant Secretary of eight other
                                                 funds in the Reich & Tang Fund
                                                 Complex.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------
Robert Rickard,       Vice         Since 2007    Senior Vice President of RTAM,              N/A                N/A
Age 39                President                  LLC. Associated with RTAM, LLC
                                                 since December 1991. Mr. Rickard
                                                 is also Vice President of eight
                                                 other funds in the Reich & Tang
                                                 Fund Complex. Mr. Rickard is also
                                                 Senior Vice President of Reich &
                                                 Tang Distributors, Inc.
--------------------- ---------- --------------- ------------------------------------ ------------------ -------------------


(1) The Statement of Additional Information includes additional information about Daily Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff and Michael P. Lydon may be deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

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






















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




---------------------------------------------------
This  report is  submitted  for  the  general
information  of   the  shareholders  of  the
Fund.It  is  not  authorized  for distribution
to prospective investors in the Fund unless
preceded or accompanied by an effective prospectus,
which includes information regarding the Fund's
objectives and policies, experience of its
management, marketability of shares, and other
information.
--------------------------------------------------








Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DIF 3/08A

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4:    Principal Accountant Fees and Services

                                   FYE 3/31/2008            FYE 3/31/2007

4(a)     Audit Fees                $188,001                 $126,500
4(b)     Audit Related Fees        $      0                 $      0
4(c)     Tax Fees                  $ 16,000                 $  7,500
4(d)     All Other Fees            $      0                 $      0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $16,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2008. $7,500 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2007.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

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Item 7:    Disclosure of Proxy Voting Policies and Procedures for Closed-End
           Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)* /s/ Christine Manna
                              Christine Manna, Secretary
Date: June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: June 12, 2008

By (Signature and Title)* /s/ Joseph Jerkovich
                              Joseph Jerkovich, Treasurer
Date: June 12, 2008

* Print the name and title of each signing officer under his or her signature.